UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2013

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND January 31, 2013

Investments	Shares	Fair Value (000)

INVESTMENTS IN UNDERLYING FUNDS(a) 99.65%

Lord Abbett Developing Growth Fund, Inc. - Class I*(b)	7,985,534	$181,112
Lord Abbett Securities Trust - International Opportunities Fund - Class I(c)	12,687,859	180,295
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I*(c)	5,902,333	91,781
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I(c)	3,056,884	91,615
Lord Abbett Equity Trust - Small-Cap Blend Fund - Class I(d)	4,976,028	89,618
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I(c)	4,988,701	181,489
Lord Abbett Securities Trust - Value Opportunities Fund - Class I*(c)	5,075,720	92,023

Total Investments in Underlying Funds (cost $752,740,133)		907,933

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.02%

Repurchase Agreement

Repurchase Agreement dated 1/31/2013, 0.01% due 2/1/2013 with Fixed Income Clearing Corp. collateralized by $215,000 of U.S. Treasury Note at 0.375% due 6/15/2015; value: $215,373; proceeds: $207,308 (cost $207,308)	$207	207

Total Investments in Securities 99.67% (cost $752,947,441)		908,140

Other Assets in Excess of Liabilities 0.33%		3,013

Net Assets 100.00%		$911,153

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(c)	Fund investment objective is long-term capital appreciation.
(d)	Fund investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2013

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.23%

Aerospace & Defense 1.04%

United Technologies Corp.	571,700	$50,064

Automobiles 0.92%

Ford Motor Co.	3,416,600	44,245

Beverages 1.07%

Coca-Cola Co. (The)	1,385,000	51,577

Biotechnology 3.78%

Celgene Corp.*	834,200	82,552
Incyte Corp.*	2,629,900	48,338
Onyx Pharmaceuticals, Inc.*	663,200	51,411

Total		182,301

Capital Markets 3.65%

Affiliated Managers Group, Inc.*	380,000	54,694
Franklin Resources, Inc.	338,400	46,320
Raymond James Financial, Inc.	1,395,100	62,263
TD Ameritrade Holding Corp.	668,800	12,968

Total		176,245

Chemicals 1.62%

Ashland, Inc.	371,700	29,182
Axiall Corp.	537,600	30,202
Celanese Corp. Series A	397,500	18,635

Total		78,019

Commercial Banks 5.62%

Fifth Third Bancorp	2,950,000	48,055
PNC Financial Services Group, Inc. (The)	822,900	50,855
Signature Bank*	315,000	23,288

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2013

Investments	Shares	Fair Value (000)

Commercial Banks (continued)

SunTrust Banks, Inc.	1,649,651	$46,801
U.S. Bancorp	1,735,890	57,458
Wells Fargo & Co.	1,280,300	44,593

Total		271,050

Communications Equipment 0.14%

QUALCOMM, Inc.	100,100	6,610

Computers & Peripherals 1.60%

EMC Corp.*	1,030,000	25,348
NCR Corp.*	1,868,800	51,897

Total		77,245

Construction & Engineering 2.73%

Jacobs Engineering Group, Inc.*	1,025,000	49,313
URS Corp.	1,990,000	82,545

Total		131,858

Construction Materials 0.30%

Eagle Materials, Inc.	225,000	14,573

Consumer Finance 1.66%

Capital One Financial Corp.	1,425,000	80,256

Containers & Packaging 0.59%

Berry Plastics Group, Inc.*	1,625,600	28,578

Diversified Financial Services 5.74%

Bank of America Corp.	3,053,000	34,560
Citigroup, Inc.	2,831,900	119,393
JPMorgan Chase & Co.	2,621,400	123,337

Total		277,290

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2013

Investments	Shares	Fair Value (000)

Diversified Telecommunication Services 2.69%

AT&T, Inc.	1,716,300	$59,710
Verizon Communications, Inc.	1,611,500	70,278

Total		129,988

Electric: Utilities 2.16%

Duke Energy Corp.	548,100	37,676
Edison International	305,000	14,698
NextEra Energy, Inc.	349,200	25,160
Xcel Energy, Inc.	970,000	26,947

Total		104,481

Electrical Equipment 1.25%

Eaton Corp. plc (Ireland)(a)	1,060,200	60,378

Electronic Equipment, Instruments & Components 2.11%

Anixter International, Inc.	853,100	57,397
Arrow Electronics, Inc.*	1,160,000	44,567

Total		101,964

Energy Equipment & Services 3.38%

Cameron International Corp.*	312,600	19,791
Ensco plc Class A (United Kingdom)(a)	334,500	21,264
Halliburton Co.	1,905,900	77,532
Schlumberger Ltd.	570,000	44,488

Total		163,075

Food & Staples Retailing 0.53%

CVS Caremark Corp.	500,000	25,600

Food Products 4.42%

Archer Daniels Midland Co.	1,025,800	29,266
Bunge Ltd.	819,300	65,265
H.J. Heinz Co.	620,000	37,591
Kraft Foods Group, Inc.	855,000	39,518

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2013

Investments	Shares	Fair Value (000)

Food Products (continued)

Mondelez International, Inc. Class A	1,501,000	$41,713

Total		213,353

Health Care Providers & Services 7.32%

CIGNA Corp.	1,014,600	59,192
Community Health Systems, Inc.	1,529,700	58,633
DaVita HealthCare Partners, Inc.*	385,000	44,433
Express Scripts Holding Co.*	1,360,000	72,651
Humana, Inc.	568,500	42,274
Laboratory Corp. of America Holdings*	547,700	49,019
Team Health Holdings, Inc.*	793,500	26,876

Total		353,078

Hotels, Restaurants & Leisure 0.93%

Darden Restaurants, Inc.	967,680	44,997

Information Technology Services 1.02%

Alliance Data Systems Corp.*	313,500	49,408

Insurance 7.27%

ACE Ltd. (Switzerland)(a)	659,300	56,258
Allstate Corp. (The)	1,106,300	48,567
Berkshire Hathaway, Inc. Class B*	752,720	72,961
Marsh & McLennan Cos., Inc.	790,000	28,029
Prudential Financial, Inc.	1,131,200	65,474
Travelers Cos., Inc. (The)	1,016,213	79,732

Total		351,021

Internet Software & Services 1.31%

eBay, Inc.*	1,129,500	63,173

Life Sciences Tools & Services 2.89%

Life Technologies Corp.*	793,559	51,335
Thermo Fisher Scientific, Inc.	1,221,300	88,105

Total		139,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2013

Investments	Shares	Fair Value (000)

Machinery 0.54%

Kennametal, Inc.	416,200	$17,068
Nordson Corp.	130,000	8,791

Total		25,859

Media 4.37%

Comcast Corp. Class A	1,205,500	45,906
Interpublic Group of Cos., Inc. (The)	4,055,500	49,112
Time Warner, Inc.	1,305,800	65,969
Walt Disney Co. (The)	930,000	50,108

Total		211,095

Metals & Mining 1.06%

Reliance Steel & Aluminum Co.	792,600	51,297

Multi-Line Retail 2.19%

Macy’s, Inc.	1,346,600	53,204
Target Corp.	865,000	52,255

Total		105,459

Multi-Utilities 1.20%

Dominion Resources, Inc.	664,060	35,932
PG&E Corp.	520,000	22,173

Total		58,105

Oil, Gas & Consumable Fuels 9.97%

Anadarko Petroleum Corp.	922,000	73,779
Chevron Corp.	406,000	46,751
EOG Resources, Inc.	240,000	29,995
Exxon Mobil Corp.	1,315,200	118,329
Kinder Morgan, Inc.	1,140,000	42,704
Noble Energy, Inc.	428,400	46,177
Occidental Petroleum Corp.	650,800	57,446
Range Resources Corp.	292,852	19,671
Valero Energy Corp.	1,065,100	46,577

Total		481,429

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2013

Investments	Shares	Fair Value (000)

Paper & Forest Products 0.88%

International Paper Co.	1,024,100	$42,418

Pharmaceuticals 3.59%

Actavis, Inc.*	695,000	60,041
Eli Lilly & Co.	1,441,200	77,378
Teva Pharmaceutical Industries Ltd. ADR	910,000	34,571
Zoetis, Inc.*	53,400	1,388

Total		173,378

Professional Services 0.42%

Robert Half International, Inc.	570,100	20,090

Real Estate Investment Trusts 0.69%

CBL & Associates Properties, Inc.	86,867	1,867
Vornado Realty Trust	370,000	31,250

Total		33,117

Real Estate Management & Development 0.90%

Jones Lang LaSalle, Inc.	471,300	43,426

Semiconductors & Semiconductor Equipment 1.78%

Broadcom Corp. Class A	1,541,000	50,005
Xilinx, Inc.	988,600	36,074

Total		86,079

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2013

Investments	Shares	Fair Value (000)

Software 0.97%

Microsoft Corp.	1,700,000	$46,699

Specialty Retail 2.93%

Bed Bath & Beyond, Inc.*	524,726	30,801
GNC Holdings, Inc. Class A	1,034,800	37,191
Home Depot, Inc. (The)	1,098,800	73,532

Total		141,524

Total Common Stocks (cost $3,931,193,017)		4,789,842

	Principal Amount (000)

SHORT-TERM INVESTMENT 1.08%

Repurchase Agreement

Repurchase Agreement dated 1/31/2013, 0.01% due 2/1/2013 with Fixed Income Clearing Corp. collateralized by $52,350,000 of U.S. Treasury Note at 1.00% due 3/31/2017; value: $53,213,984; proceeds: $52,168,213 (cost $52,168,199)	$52,168	52,168

Total Investments in Securities 100.31% (cost $3,983,361,216)		4,842,010

Liabilities in Excess of Other Assets (0.31)%		(15,011)

Net Assets 100.00%		$4,826,999

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2013

Investments	Shares	Fair Value (000)

COMMON STOCKS 98.32%

Aerospace & Defense 4.40%

B/E Aerospace, Inc.*	5,862	$302
Honeywell International, Inc.	5,910	403
United Technologies Corp.	6,501	569

Total		1,274

Beverages 1.00%

Fomento Economico Mexicano SAB de CV ADR	2,679	289

Biotechnology 5.21%

BioMarin Pharmaceutical, Inc.*	5,159	283
Celgene Corp.*	4,363	432
Gilead Sciences, Inc.*	12,799	505
Medivation, Inc.*	5,334	290

Total		1,510

Capital Markets 8.46%

Affiliated Managers Group, Inc.*	2,645	381
BlackRock, Inc.	1,789	423
Charles Schwab Corp. (The)	18,143	300
Financial Engines, Inc.*	11,016	366
Goldman Sachs Group, Inc. (The)	2,453	363
Raymond James Financial, Inc.	7,281	325
TD Ameritrade Holding Corp.	15,122	293

Total		2,451

Chemicals 4.57%

CF Industries Holdings, Inc.	1,308	300
Eastman Chemical Co.	3,516	250
LyondellBasell Industries NV Class A (Netherlands)(a)	3,449	219
Monsanto Co.	5,472	554

Total		1,323

Communications Equipment 2.60%

QUALCOMM, Inc.	11,404	753

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2013

Investments	Shares	Fair Value (000)

Computers & Peripherals 1.36%

3D Systems Corp.*	4,256	$246
Stratasys Ltd.*	1,876	147

Total		393

Construction & Engineering 0.98%

Quanta Services, Inc.*	9,849	285

Electrical Equipment 2.25%

Generac Holdings, Inc.	7,918	294
Rockwell Automation, Inc.	4,013	358

Total		652

Electronic Equipment, Instruments & Components 2.04%

IPG Photonics Corp.	3,141	206
Trimble Navigation Ltd.*	6,184	386

Total		592

Energy Equipment & Services 2.55%

Helmerich & Payne, Inc.	4,574	294
Oceaneering International, Inc.	7,021	444

Total		738

Food & Staples Retailing 2.68%

Costco Wholesale Corp.	4,409	451
CVS Caremark Corp.	6,359	326

Total		777

Food Products 1.08%

Green Mountain Coffee Roasters, Inc.*	6,893	314

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2013

Investments	Shares	Fair Value (000)

Health Care Equipment & Supplies 0.99%

Intuitive Surgical, Inc.*	501	$288

Health Care Providers & Services 3.90%

Air Methods Corp.	6,430	281
HCA Holdings, Inc.	7,551	284
MEDNAX, Inc.*	3,273	280
Universal Health Services, Inc. Class B	5,031	285

Total		1,130

Hotels, Restaurants & Leisure 3.07%

Las Vegas Sands Corp.	8,431	466
Starbucks Corp.	7,536	423

Total		889

Information Technology Services 2.83%

Cognizant Technology Solutions Corp. Class A*	4,829	377
MasterCard, Inc. Class A	279	145
NeuStar, Inc. Class A*	3,427	155
Visa, Inc. Class A	906	143

Total		820

Internet & Catalog Retail 2.71%

Amazon.com, Inc.*	1,307	347
Netflix, Inc.*	974	161
priceline.com, Inc.*	403	276

Total		784

Internet Software & Services 14.76%

CoStar Group, Inc.*	2,422	227
eBay, Inc.*	10,702	599
Equinix, Inc.*	1,466	316

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2013

Investments	Shares	Fair Value (000)

Internet Software & Services (continued)

Facebook, Inc. Class A*	46,381	$1,436
Google, Inc. Class A*	1,825	1,379
LinkedIn Corp. Class A*	2,582	320

Total		4,277

Machinery 4.69%

Deere & Co.	4,478	421
Middleby Corp.*	1,565	221
Nordson Corp.	4,476	303
Proto Labs, Inc.*	4,772	197
Wabtec Corp.	2,310	216

Total		1,358

Media 3.48%

AMC Networks, Inc. Class A*	5,171	295
Comcast Corp. Class A	7,965	303
Walt Disney Co. (The)	7,640	412

Total		1,010

Oil, Gas & Consumable Fuels 1.52%

Continental Resources, Inc.*	3,646	303
Kosmos Energy Ltd.*	11,193	139

Total		442

Pharmaceuticals 3.26%

Allergan, Inc.	3,530	371
Eli Lilly & Co.	5,352	287
Pfizer, Inc.	10,534	287

Total		945

Professional Services 2.29%

Robert Half International, Inc.	12,283	433
Verisk Analytics, Inc. Class A*	4,163	230

Total		663

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2013

Investments	Shares	Fair Value (000)

Road & Rail 3.28%

Hertz Global Holdings, Inc.*	16,137	$295
J.B. Hunt Transport Services, Inc.	4,628	311
Kansas City Southern	3,692	344

Total		950

Semiconductors & Semiconductor Equipment 4.79%

ARM Holdings plc ADR	7,008	288
ASML Holding NV (Netherlands)(a)	4,002	300
Cree, Inc.*	6,837	295
First Solar, Inc.*	7,803	220
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	16,063	285

Total		1,388

Software 1.99%

NetSuite, Inc.*	2,999	211
Salesforce.com, Inc.*	2,133	367

Total		578

Specialty Retail 2.21%

Home Depot, Inc. (The)	9,570	640

Textiles, Apparel & Luxury Goods 2.31%

Michael Kors Holdings Ltd. (Hong Kong)*(a)	4,168	234
NIKE, Inc. Class B	8,054	435

Total		669

Trading Companies & Distributors 1.06%

United Rentals, Inc.*	6,048	306

Total Common Stocks (cost $26,820,481)		28,488

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2013

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 2.04%

Repurchase Agreement

Repurchase Agreement dated 1/31/2013, 0.01% due 2/1/2013 with Fixed Income Clearing Corp. collateralized by $605,000 of U.S. Treasury Note at 0.375% due 6/15/2015; value: $606,049; proceeds: $591,519 (cost $591,519)	$592	$592

Total Investments in Securities 100.36% (cost $27,412,000)		29,080

Liabilities in Excess of Other Assets (0.36)%		(106)

Net Assets 100.00%		$28,974

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2013

Investments	Shares	U.S. $ Fair Value (000)

LONG-TERM INVESTMENTS 96.80%

COMMON STOCKS 96.80%

Australia 2.10%

Beverages 0.66%
Coca-Cola Amatil Ltd.	364,602	$5,262

Construction & Engineering 0.85%
Leighton Holdings Ltd.	315,192	6,797

Media 0.59%
Seven West Media Ltd.	2,130,345	4,665

Total Australia		16,724

Canada 2.41%

Metals & Mining
Kinross Gold Corp.	1,220,500	10,045
Teck Cominco Ltd. Class B	251,400	9,162

Total Canada		19,207

Chile 0.71%

Electric: Utilities
Enersis SA ADR	287,100	5,642

China 2.53%

Oil, Gas & Consumable Fuels 1.38%
Yanzhou Coal Mining Co., Ltd., H Shares	6,416,000	10,970
Real Estate Management & Development 1.15%
China Overseas Land & Investment Ltd.	2,970,000	9,210

Total China		20,180

France 6.70%

Aerospace & Defense 1.40%
Safran SA	243,243	11,168

Diversified Telecommunication Services 1.75%
Vivendi SA	650,291	13,942

Electrical Equipment 1.22%
Schneider Electric SA	127,891	9,742

Food Products 1.00%
Danone SA	114,136	7,910

Insurance 1.33%
AXA SA	571,968	10,593

Total France		53,355

Germany 4.66%

Air Freight & Logistics 0.76%
Deutsche Post AG Registered Shares	257,211	6,040

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2013

Investments	Shares	U.S. $ Fair Value (000)

Germany (continued)

Automobiles 1.26%
Daimler AG Registered Shares	172,696	$10,054

Diversified Financial Services 1.53%
Deutsche Boerse AG	185,113	12,179

Health Care Providers & Services 1.06%
Fresenius SE & Co. KGaA	69,454	8,455

Life Sciences Tools & Services 0.05%
Morphosys AG*	10,440	442

Total Germany		37,170

Hong Kong 3.41%

Chemicals 0.42%
Huabao International Holdings Ltd.	6,135,000	3,338

Hotels, Restaurants & Leisure 1.57%
SJM Holdings Ltd.	4,601,000	12,548

Real Estate Management & Development 0.73%
New World Development Co., Ltd.	3,160,000	5,810

Water Utilities 0.69%
Guangdong Investment Ltd.	6,602,000	5,482

Total Hong Kong		27,178

India 2.21%

Commercial Banks 1.22%
Axis Bank Ltd.	342,484	9,692

Information Technology Services 0.99%
Infosys Ltd. ADR	150,000	7,908

Total India		17,600

Indonesia 1.39%

Commercial Banks 0.65%
PT Bank Negara Indonesia (Persero) Tbk	12,799,314	5,158

Food Products 0.74%
PT Indofood Sukses Makmur Tbk	9,563,500	5,940

Total Indonesia		11,098

Italy 1.50%

Oil, Gas & Consumable Fuels
Eni SpA ADR	239,400	11,953

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2013

Investments	Shares	U.S. $ Fair Value (000)

Japan 18.86%

Airlines 0.84%
Japan Airlines Co., Ltd.*	161,800	$6,688

Automobiles 4.44%
Nissan Motor Co., Ltd.	1,461,400	14,958
Toyota Motor Corp.	427,800	20,421

		35,379

Chemicals 1.43%
Asahi Kasei Corp.	1,977,000	11,415

Commercial Banks 0.64%
Bank of Yokohama Ltd. (The)	1,062,000	5,075

Diversified Financial Services 1.00%
ORIX Corp.	74,400	7,949

Electronic Equipment, Instruments & Components 2.76%
Hitachi Ltd.	2,332,000	13,822
Murata Manufacturing Co., Ltd.	132,900	8,182

		22,004

Machinery 0.97%
NSK Ltd.	1,097,000	7,762

Pharmaceuticals 1.57%
Shionogi & Co., Ltd.	698,600	12,483

Road & Rail 1.24%
East Japan Railway Co.	146,600	9,908

Tobacco 1.39%
Japan Tobacco, Inc.	354,400	11,034

Trading Companies & Distributors 1.19%
Sumitomo Corp.	736,300	9,517

Wireless Telecommunication Services 1.39%
KDDI Corp.	149,326	11,104

Total Japan		150,318

Mexico 1.10%

Construction & Engineering 0.73%
Empresas ICA SAB de CV*	1,931,400	5,786

Real Estate Investment Trusts 0.37%
Macquarie Mexico Real Estate Management SA de CV*†	1,258,800	2,946

Total Mexico		8,732

Netherlands 4.80%

Beverages 1.77%
Heineken Holding NV	238,700	14,107

Diversified Financial Services 1.93%
ING Groep NV CVA*	1,520,604	15,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2013

Investments	Shares	U.S. $ Fair Value (000)

Netherlands (continued)

Food & Staples Retailing 1.10%
Koninklijke Ahold NV	593,612	$8,721

Total Netherlands		38,208

New Zealand 1.75%

Construction Materials
Fletcher Building Ltd.	1,742,198	13,919

Norway 6.68%

Biotechnology 0.76%
Algeta ASA*	197,053	6,031

Commercial Banks 1.70%
DnB NOR ASA	966,696	13,519

Diversified Telecommunication Services 1.77%
Telenor ASA	641,216	14,144

Energy Equipment & Services 1.00%
Ocean Rig UDW, Inc.*	462,096	7,985

Insurance 1.45%
Storebrand ASA*	2,255,537	11,565

Total Norway		53,244

Russia 0.88%

Road & Rail
Globaltrans Investment plc GDR †	453,760	7,033

Singapore 0.20%

Commercial Banks
DBS Group Holdings Ltd.	133,100	1,609

South Korea 3.65%

Automobiles 0.71%
Hyundai Motor Co.	30,177	5,681

Commercial Banks 0.77%
DGB Financial Group, Inc.	459,320	6,158

Semiconductors & Semiconductor Equipment 2.17%
Samsung Electronics Co., Ltd.	12,970	17,247

Total South Korea		29,086

Spain 2.45%

Airlines 0.84%
International Consolidated Airlines Group SA*	1,978,197	6,674

Commercial Banks 0.74%
Banco Popular Espanol SA	6,557,695	5,912

Insurance 0.38%
Mapfre SA	994,196	3,066

Media 0.49%

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2013

Investments	Shares	U.S. $ Fair Value (000)

Spain (continued)

Mediaset Espana Comunicacion SA	513,418	$3,875

Total Spain		19,527

Sweden 1.02%

Commercial Banks 0.77%
Swedbank AB A Shares	260,027	6,135

Household Durables 0.25%
Electrolux AB Ser B	75,240	1,988

Total Sweden		8,123

Switzerland 5.90%

Chemicals 1.01%
Syngenta AG Registered Shares	18,520	7,996

Electrical Equipment 0.91%
ABB Ltd. Registered Shares*	337,461	7,239

Food Products 0.51%
Nestle SA Registered Shares	57,938	4,068

Insurance 1.21%
Swiss Re Ltd.*	129,705	9,656

Pharmaceuticals 2.26%
Roche Holding Ltd. AG	81,463	18,028

Total Switzerland		46,987

Taiwan 0.66%

Semiconductors & Semiconductor Equipment
Siliconware Precision Industries Co. ADR	1,023,600	5,251

Thailand 1.05%

Commercial Banks
Bangkok Bank Public Co., Ltd.	1,138,200	8,397

United Kingdom 20.18%

Commercial Banks 4.73%
Barclays plc	3,855,342	18,405
HSBC Holdings plc	582,680	6,623
Lloyds Banking Group plc*	15,430,674	12,643

		37,671

Construction & Engineering 0.48%
Balfour Beatty plc	906,019	3,812

Electric: Utilities 1.23%
SSE plc	435,326	9,797

Food Products 1.39%
Unilever plc	273,083	11,118

Household Durables 1.07%
Berkeley Group Holdings plc*	295,224	8,569

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2013

Investments	Shares	U.S. $ Fair Value (000)

United Kingdom (continued)

Insurance 1.66%
Prudential plc	870,955	$13,233

Media 2.52%
British Sky Broadcasting Group plc	447,882	5,807
WPP plc	905,653	14,242

		20,049

Metals & Mining 2.73%
Rio Tinto plc ADR	384,900	21,735

Multi-Utilities 1.07%
National Grid plc	777,339	8,525

Oil, Gas & Consumable Fuels 1.54%
Afren plc*	2,275,165	5,174
Tullow Oil plc	391,933	7,074

		12,248

Pharmaceuticals 0.80%
Shire plc	190,932	6,399

Tobacco 0.96%
Imperial Tobacco Group plc	205,811	7,654

Total United Kingdom		160,810

Total Long-Term Investments (cost $664,646,153)		771,351

	Principal Amount (000)

SHORT-TERM INVESTMENT 2.47%

Repurchase Agreement

Repurchase Agreement dated 1/31/2013, 0.01% due 2/1/2013 with Fixed Income Clearing Corp. collateralized by $20,035,000 of U.S. Treasury Note at 0.375% due 6/15/2015; value: $20,069,741; proceeds: $19,675,042 (cost $19,675,036)	$19,675	19,675

Total Investments in Securities 99.27% (cost $684,321,189)		791,026

Cash, Foreign Cash and Other Assets in Excess of Liabilities(a) 0.73%		5,853

Net Assets 100.00%		$796,879

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2013

Open Forward Foreign Currency Exchange Contracts at January 31, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

Australian dollar	Buy	Goldman Sachs	3/13/2013	710,000	$733,196	$738,318	$5,122
Australian dollar	Buy	Goldman Sachs	4/3/2013	2,080,000	2,151,741	2,159,594	7,853
Australian dollar	Buy	Goldman Sachs	5/3/2013	1,690,000	1,737,574	1,750,849	13,275
Australian dollar	Buy	J.P. Morgan	2/25/2013	19,670,000	20,015,995	20,479,101	463,106
Australian dollar	Buy	Morgan Stanley	3/20/2013	2,100,000	2,149,762	2,182,624	32,862
Brazilian real	Buy	Deutsche Bank AG	4/5/2013	13,705,000	6,405,702	6,833,319	427,617
euro	Buy	Barclays Bank plc	2/5/2013	3,500,000	4,519,774	4,752,331	232,557
euro	Buy	Barclays Bank plc	3/19/2013	16,120,000	20,596,298	21,893,091	1,296,793
euro	Buy	Barclays Bank plc	4/17/2013	1,705,000	2,233,175	2,315,949	82,774
euro	Buy	Barclays Bank plc	5/9/2013	3,255,000	4,254,285	4,421,773	167,488
euro	Buy	Deutsche Bank AG	2/5/2013	5,905,000	7,663,479	8,017,861	354,382
euro	Buy	Goldman Sachs	2/19/2013	3,311,500	4,291,042	4,496,748	205,706
euro	Buy	Goldman Sachs	2/19/2013	3,521,000	4,566,948	4,781,232	214,284
euro	Buy	Goldman Sachs	3/14/2013	2,943,000	3,748,087	3,996,874	248,787
euro	Buy	J.P. Morgan	5/16/2013	4,920,000	6,578,237	6,683,772	105,535
euro	Buy	UBS AG	5/24/2013	4,420,000	5,891,109	6,004,702	113,593
Russian ruble	Buy	J.P. Morgan	3/13/2013	67,000,000	2,212,682	2,218,676	5,994
Singapore dollar	Buy	J.P. Morgan	5/30/2013	2,150,000	1,735,060	1,737,094	2,034
Swiss franc	Buy	J.P. Morgan	2/25/2013	4,875,000	5,236,586	5,357,997	121,411
Swiss franc	Buy	J.P. Morgan	3/21/2013	1,925,000	2,045,370	2,116,294	70,924
Swiss franc	Buy	J.P. Morgan	5/30/2013	2,050,000	2,212,184	2,255,615	43,431
British pound	Sell	J.P. Morgan	2/25/2013	9,035,000	14,410,825	14,327,816	83,009
British pound	Sell	UBS AG	2/12/2013	1,195,000	1,913,111	1,895,185	17,926
Canadian dollar	Sell	Goldman Sachs	2/19/2013	2,096,000	2,136,290	2,100,638	35,652
Canadian dollar	Sell	J.P. Morgan	2/25/2013	13,096,000	13,167,235	13,123,259	43,976
Japanese yen	Sell	UBS AG	2/12/2013	712,810,000	8,433,625	7,795,362	638,263
Japanese yen	Sell	UBS AG	4/22/2013	204,000,000	2,414,973	2,232,059	182,914
South Korean won	Sell	Deutsche Bank AG	4/15/2013	10,620,000,000	9,821,965	9,722,075	99,890
South Korean won	Sell	Deutsche Bank AG	5/10/2013	5,077,000,000	4,747,300	4,642,175	105,125

Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$5,422,283

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation

Australian dollar	Buy	Deutsche Bank AG	5/22/2013	4,085,000	$4,266,468	$4,226,353	$(40,115)
Australian dollar	Buy	J.P. Morgan	4/15/2013	3,880,000	4,039,468	4,024,957	(14,511)
Australian dollar	Buy	UBS AG	4/10/2013	2,053,000	2,135,058	2,130,474	(4,584)
Australian dollar	Buy	UBS AG	4/15/2013	3,875,000	4,051,537	4,019,770	(31,767)
British pound	Buy	Barclays Bank plc	2/25/2013	1,400,000	2,263,375	2,220,138	(43,237)
British pound	Buy	J.P. Morgan	2/12/2013	1,195,000	1,900,456	1,895,185	(5,271)
British pound	Buy	J.P. Morgan	2/25/2013	935,000	1,486,903	1,482,735	(4,168)
British pound	Buy	J.P. Morgan	2/25/2013	940,000	1,517,029	1,490,664	(26,365)
British pound	Buy	J.P. Morgan	2/25/2013	1,400,000	2,268,182	2,220,138	(48,044)
Canadian dollar	Buy	Goldman Sachs	2/19/2013	2,096,000	2,119,945	2,100,638	(19,307)
Canadian dollar	Buy	Goldman Sachs	2/25/2013	3,926,000	3,970,329	3,934,172	(36,157)
Japanese yen	Buy	Credit Suisse	2/12/2013	712,810,000	9,077,838	7,795,362	(1,282,476)
Singapore dollar	Buy	Barclays Bank plc	4/10/2013	2,590,000	2,115,942	2,092,574	(23,368)
South African rand	Buy	J.P. Morgan	4/19/2013	22,480,000	2,553,388	2,488,012	(65,376)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2013

Open Forward Foreign Currency Exchange Contracts at January 31, 2013 (concluded):

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation

Canadian dollar	Sell	Goldman Sachs	3/13/2013	3,900,000	$3,890,546	$3,906,761	$(16,215)
euro	Sell	Barclays Bank plc	2/5/2013	1,945,000	2,571,018	2,640,938	(69,920)
euro	Sell	Barclays Bank plc	2/5/2013	3,465,000	4,691,194	4,704,807	(13,613)
euro	Sell	Goldman Sachs	2/5/2013	2,250,000	2,972,509	3,055,070	(82,561)
New Zealand dollar	Sell	Goldman Sachs	2/19/2013	3,825,000	3,096,395	3,206,741	(110,346)
New Zealand dollar	Sell	J.P. Morgan	3/21/2013	3,045,000	2,469,525	2,547,739	(78,214)
New Zealand dollar	Sell	J.P. Morgan	3/21/2013	1,800,000	1,503,900	1,506,053	(2,153)
Norwegian krone	Sell	Barclays Bank plc	3/19/2013	13,460,000	2,322,411	2,459,610	(137,199)
Norwegian krone	Sell	Barclays Bank plc	5/14/2013	25,940,000	4,660,765	4,729,378	(68,613)
Norwegian krone	Sell	Deutsche Bank AG	3/27/2013	12,600,000	2,215,770	2,301,704	(85,934)
Norwegian krone	Sell	Goldman Sachs	4/10/2013	22,420,000	3,975,624	4,093,241	(117,617)
Norwegian krone	Sell	J.P. Morgan	2/25/2013	62,200,000	10,809,496	11,376,289	(566,793)
Norwegian krone	Sell	J.P. Morgan	3/19/2013	11,030,000	1,904,482	2,015,564	(111,082)
Norwegian krone	Sell	UBS AG	4/10/2013	19,175,000	3,389,445	3,500,798	(111,353)
Russian ruble	Sell	Goldman Sachs	3/13/2013	48,798,000	1,512,647	1,615,925	(103,278)
South Korean won	Sell	UBS AG	3/15/2013	2,688,000,000	2,450,654	2,464,631	(13,977)

Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(3,333,614)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2013

Investments	Shares	U.S. $ Fair Value (000)

LONG-TERM INVESTMENTS 94.71%

COMMON STOCKS 93.60%

Australia 9.11%

Air Freight & Logistics 0.76%
Toll Holdings Ltd.	2,824,057	$15,520

Commercial Banks 1.64%
National Australia Bank Ltd.	1,178,219	33,616

Construction & Engineering 0.76%
Leighton Holdings Ltd.	717,665	15,476

Diversified Telecommunication Services 0.98%
Telstra Corp., Ltd.	4,205,538	20,173

Electric: Utilities 1.74%
Spark Infrastructure Group	19,439,440	35,576

Food & Staples Retailing 1.01%
Metcash Ltd.	5,228,853	20,775

Media 0.59%
Seven West Media Ltd.	5,481,415	12,004

Multi-Line Retail 0.58%
David Jones Ltd.	4,548,742	11,859

Real Estate Investment Trusts 1.05%
Commonwealth Property Office Fund	18,579,943	21,506

Total Australia		186,505

Austria 1.11%

Metals & Mining
Voestalpine AG	619,652	22,692

Brazil 1.18%

Insurance
Sul America SA Unit	2,592,885	24,245

Canada 1.56%

Metals & Mining 0.72%
Kinross Gold Corp.	1,790,100	14,681

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2013

Investments	Shares	U.S. $ Fair Value (000)

Canada (continued)

Oil, Gas & Consumable Fuels 0.84%
Baytex Energy Corp.	217,300	$9,991
PetroBakken Energy Ltd.	820,300	7,238

		17,229

Total Canada		31,910

Chile 0.83%

Electric: Utilities
Enersis SA ADR	869,200	17,080

China 1.05%

Oil, Gas & Consumable Fuels
Yanzhou Coal Mining Co., Ltd., H Shares	12,514,000	21,396

Czech Republic 1.22%

Commercial Banks 0.72%
Komercni Banka AS	73,300	14,807

Electric: Utilities 0.50%
CEZ AS	316,178	10,240

Total Czech Republic		25,047

Finland 0.70%

Paper & Forest Products
UPM-Kymmene OYJ	1,177,334	14,379

France 10.62%

Diversified Telecommunication Services 2.48%
France Telecom SA	1,330,273	15,104
Vivendi SA	1,661,202	35,616

		50,720

Electrical Equipment 1.18%
Schneider Electric SA	317,290	24,169

Insurance 1.68%
AXA SA	1,855,156	34,358

Media 1.26%
Lagardere SCA	713,241	25,790

Multi-Line Retail 1.29%
PPR	123,130	26,482

Oil, Gas & Consumable Fuels 1.49%
Total SA ADR	561,380	30,477

Pharmaceuticals 1.24%
Sanofi	261,389	25,504

Total France		217,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2013

Investments	Shares	U.S. $ Fair Value (000)

Germany 3.34%

Air Freight & Logistics 0.78%
Deutsche Post AG Registered Shares	681,892	$16,013

Automobiles 1.34%
Daimler AG Registered Shares	469,450	27,329

Diversified Telecommunication Services 0.87%
Deutsche Telekom AG Registered Shares	1,449,966	17,825

Wireless Telecommunication Services 0.35%
Freenet AG	332,979	7,173

Total Germany		68,340

Hong Kong 6.88%

Chemicals 0.42%
Huabao International Holdings Ltd.	15,706,000	8,546

Hotels, Restaurants & Leisure 1.29%
SJM Holdings Ltd.	9,635,000	26,276

Industrial Conglomerates 1.98%
NWS Holdings Ltd.	11,448,000	20,430
Shanghai Industrial Holdings Ltd.	5,678,000	20,170

		40,600

Real Estate Management & Development 2.11%
New World Development Co., Ltd.	8,674,000	15,949
Yuexiu Property Co., Ltd.	76,236,000	27,229

		43,178

Water Utilities 0.60%
Guangdong Investment Ltd.	14,864,000	12,343

Wireless Telecommunication Services 0.48%
China Mobile Ltd.	892,500	9,811

Total Hong Kong		140,754

Israel 1.14%

Diversified Telecommunication Services
Bezeq The Israeli Telecommunication Corp., Ltd.	19,874,155	23,325

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2013

Investments	Shares	U.S. $ Fair Value (000)

Italy 3.20%

Oil, Gas & Consumable Fuels 1.55%
Eni SpA ADR	634,880	$31,699

Transportation Infrastructure 1.65%
Atlantia SpA	1,831,755	33,900

Total Italy		65,599

Japan 7.44%

Automobiles 3.53%
Nissan Motor Co., Ltd.	3,620,500	37,058
Toyota Motor Corp.	737,300	35,194

		72,252

Tobacco 1.40%
Japan Tobacco, Inc.	921,200	28,680

Trading Companies & Distributors 1.27%
Sumitomo Corp.	2,009,900	25,979

Wireless Telecommunication Services 1.24%
KDDI Corp.	341,138	25,368

Total Japan		152,279

Mexico 0.26%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV*†	2,311,200	5,410

Netherlands 0.74%

Insurance
Delta Lloyd NV	768,922	15,128

New Zealand 1.60%

Construction Materials
Fletcher Building Ltd.	4,097,382	32,735

Norway 1.76%

Diversified Telecommunication Services
Telenor ASA	1,630,556	35,967

Portugal 1.53%

Electric: Utilities
EDP - Energias de Portugal SA	9,686,462	31,237

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2013

Investments	Shares	U.S. $ Fair Value (000)

Russia 1.31%

Oil, Gas & Consumable Fuels 0.83%
Gazprom OAO ADR	1,807,700	$17,028

Road & Rail 0.48%
Globaltrans Investment plc GDR †	626,000	9,703

Total Russia		26,731

Singapore 1.59%

Commercial Banks 0.31%
DBS Group Holdings Ltd.	512,975	6,200

Diversified Telecommunication Services 0.10%
Singapore Telecommunications Ltd.	727,000	2,056

Machinery 0.84%
SembCorp Marine Ltd.	4,508,000	17,228

Real Estate Investment Trusts 0.34%
Mapletree Logistics Trust	7,417,000	7,012

Total Singapore		32,496

South Africa 1.29%

Metals & Mining
Kumba Iron Ore Ltd.	392,584	26,429

South Korea 1.00%

Tobacco
KT&G Corp.	293,372	20,449

Spain 6.62%

Commercial Banks 1.39%
Banco Bilbao Vizcaya Argentaria SA	1,765,547	17,560
Banco Popular Espanol SA	12,189,929	10,990

		28,550

Diversified Telecommunication Services 0.99%
Telefonica SA	1,393,825	20,212

Electric: Utilities 1.46%
Red Electrica Corp. SA	535,746	29,832

Information Technology Services 0.72%
Indra Sistemas SA	1,123,340	14,687

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2013

Investments	Shares	U.S. $ Fair Value (000)

Spain (continued)

Insurance 0.58%
Mapfre SA	3,872,840	$11,942

Oil, Gas & Consumable Fuels 1.48%
Repsol SA	1,360,176	30,372

Total Spain		135,595

Sweden 3.14%

Construction & Engineering 1.08%
NCC AB B Shares	947,556	22,087

Personal Products 0.76%
Oriflame Cosmetics SA SDR	473,679	15,527

Wireless Telecommunication Services 1.30%
Tele2 AB B Shares	1,491,456	26,766

Total Sweden		64,380

Switzerland 2.86%

Insurance 1.13%
Swiss Re Ltd.*	312,420	23,259

Pharmaceuticals 1.73%
Roche Holding Ltd. AG	159,896	35,386

Total Switzerland		58,645

Taiwan 1.07%

Computers & Peripherals 0.15%
Asustek Computer, Inc.	260,000	2,976

Semiconductors & Semiconductor Equipment 0.92%
Siliconware Precision Industries Co. ADR	3,681,120	18,884

Total Taiwan		21,860

Turkey 0.96%

Oil, Gas & Consumable Fuels
Tupras Turkiye Petrol Rafinerileri AS	712,796	19,656

United Kingdom 18.49%

Beverages 0.80%
Britvic plc	2,308,202	16,430

Commercial Banks 1.93%
Barclays plc	3,378,633	16,129
HSBC Holdings plc	2,051,340	23,318

		39,447

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2013

Investments	Shares	U.S. $ Fair Value (000)

United Kingdom (continued)

Construction & Engineering 0.56%
Balfour Beatty plc	2,704,213	$11,378

Consumer Finance 0.78%
Provident Financial plc	694,133	15,897

Diversified Telecommunication Services 0.93%
Cable & Wireless Communications plc	29,414,535	19,076

Electric: Utilities 1.50%
SSE plc	1,368,741	30,804

Food Products 1.26%
Unilever plc	634,271	25,823

Insurance 5.34%
Admiral Group plc	897,774	17,414
Aviva plc	2,470,757	14,370
Catlin Group Ltd.	2,759,328	22,866
Prudential plc	1,866,907	28,365
RSA Insurance Group plc	12,562,068	26,239

		109,254

Media 0.95%
Reed Elsevier plc	1,775,143	19,342

Metals & Mining 1.59%
Rio Tinto plc ADR	577,200	32,595

Multi-Utilities 1.13%
National Grid plc	2,116,987	23,217

Pharmaceuticals 0.76%
GlaxoSmithKline plc	682,179	15,639

Tobacco 0.96%
Imperial Tobacco Group plc	526,928	19,597

Total United Kingdom		378,499

Total Common Stocks (cost $1,671,921,298)		1,916,268

PREFERRED STOCK 1.11%

Germany

Media
ProSiebenSat.1 Media AG (cost $15,008,282)	664,551	22,730

Total Long-Term Investments (cost $1,686,929,580)		1,938,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2013

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 2.78%

Repurchase Agreement

Repurchase Agreement dated 1/31/2013, 0.01% due 2/1/2013 with Fixed Income Clearing Corp. collateralized by $57,940,000 of U.S. Treasury Note at 0.375% due 6/15/2015; value: $58,040,468; proceeds: $56,900,166 (cost $56,900,150)	$56,900	$56,900

Total Investments in Securities 97.49% (cost $1,743,829,730)		1,995,898

Foreign Cash and Other Assets in Excess of Liabilities(a) 2.51%		51,427

Net Assets 100.00%		$2,047,325

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
SDR	Special Drawing Rights.
Unit	More than one class of securities traded together.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2013

Open Forward Foreign Currency Exchange Contracts at January 31, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

Australian dollar	Buy	Barclays Bank plc	4/8/2013	11,690,000	$12,129,310	$12,132,908	$3,598
Australian dollar	Buy	Deutsche Bank AG	2/4/2013	8,515,000	8,586,441	8,879,439	292,998
Australian dollar	Buy	Deutsche Bank AG	3/28/2013	9,100,000	9,418,382	9,452,428	34,046
Australian dollar	Buy	Goldman Sachs	5/3/2013	7,850,000	8,070,978	8,132,640	61,662
Australian dollar	Buy	J.P.Morgan	3/28/2013	11,025,000	11,396,807	11,451,980	55,173
Australian dollar	Buy	J.P.Morgan	5/30/2013	20,000,000	20,613,260	20,680,310	67,050
Australian dollar	Buy	Morgan Stanley	2/4/2013	17,011,000	17,530,346	17,739,064	208,718
Australian dollar	Buy	UBS AG	2/4/2013	7,500,000	7,706,175	7,820,997	114,822
Australian dollar	Buy	UBS AG	5/30/2013	14,000,000	14,429,184	14,476,217	47,033
Australian dollar	Buy	UBS AG	6/4/2013	41,300,000	42,646,380	42,689,693	43,313
Brazilian real	Buy	J.P.Morgan	3/28/2013	26,595,000	12,622,212	13,273,907	651,695
Canadian dollar	Buy	J.P.Morgan	5/29/2013	10,630,000	10,506,288	10,630,384	124,096
euro	Buy	Barclays Bank plc	2/15/2013	4,740,000	6,132,280	6,436,386	304,106
euro	Buy	Barclays Bank plc	3/19/2013	32,360,000	41,345,919	43,949,158	2,603,239
euro	Buy	Barclays Bank plc	4/17/2013	4,345,000	5,690,994	5,901,936	210,942
euro	Buy	Barclays Bank plc	5/9/2013	14,000,000	18,298,000	19,018,380	720,380
euro	Buy	Deutsche Bank AG	2/11/2013	5,540,000	7,190,228	7,522,522	332,294
euro	Buy	Deutsche Bank AG	3/18/2013	37,950,000	48,405,832	51,540,835	3,135,003
euro	Buy	Deutsche Bank AG	3/28/2013	58,585,000	75,647,295	79,570,086	3,922,791
euro	Buy	Deutsche Bank AG	3/28/2013	1,925,000	2,513,954	2,614,533	100,579
euro	Buy	Goldman Sachs	2/22/2013	9,230,000	12,109,299	12,533,808	424,509
euro	Buy	Goldman Sachs	3/13/2013	10,830,000	13,826,661	14,708,089	881,428
euro	Buy	Goldman Sachs	5/3/2013	4,975,000	6,571,751	6,758,155	186,404
euro	Buy	Goldman Sachs	5/24/2013	1,040,000	1,385,930	1,412,871	26,941
euro	Buy	Morgan Stanley	2/22/2013	20,453,000	26,300,922	27,773,994	1,473,072
euro	Buy	UBS AG	2/11/2013	105,390,000	137,072,342	143,104,433	6,032,091
euro	Buy	UBS AG	2/12/2013	6,045,000	7,805,304	8,208,286	402,982
Israeli new shekel	Buy	Deutsche Bank AG	5/30/2013	55,950,000	14,954,055	15,026,163	72,108
Israeli new shekel	Buy	J.P.Morgan	4/17/2013	48,875,000	12,856,679	13,142,984	286,305
Norwegian krone	Buy	Barclays Bank plc	5/24/2013	102,910,000	18,321,771	18,754,780	433,009
South African rand	Buy	Barclays Bank plc	2/5/2013	3,034,696	335,139	339,217	4,078
South African rand	Buy	Deutsche Bank AG	3/18/2013	55,160,000	6,114,682	6,131,501	16,819
South African rand	Buy	Deutsche Bank AG	5/28/2013	27,900,000	3,044,161	3,071,784	27,623
Swiss franc	Buy	Barclays Bank plc	3/18/2013	37,129,830	39,963,222	40,818,115	854,893
Taiwan dollar	Buy	Deutsche Bank AG	2/5/2013	260,565,000	8,817,767	8,824,534	6,767
Turkish lira	Buy	Deutsche Bank AG	3/27/2013	10,350,000	5,685,938	5,845,684	159,746
Turkish lira	Buy	Goldman Sachs	3/13/2013	10,550,000	5,784,102	5,968,677	184,575
Turkish lira	Buy	Goldman Sachs	5/2/2013	8,850,000	4,881,951	4,976,943	94,992
Turkish lira	Buy	Goldman Sachs	5/29/2013	12,694,000	7,076,104	7,114,782	38,678
Turkish lira	Buy	J.P.Morgan	5/16/2013	28,300,000	15,727,500	15,887,301	159,801
British pound	Sell	Barclays Bank plc	2/15/2013	16,170,000	25,913,880	25,644,033	269,847
British pound	Sell	Deutsche Bank AG	3/28/2013	10,875,000	17,404,948	17,242,843	162,105
British pound	Sell	Goldman Sachs	4/10/2013	6,800,000	10,950,788	10,781,011	169,777
British pound	Sell	J.P.Morgan	2/25/2013	17,570,000	28,024,150	27,862,727	161,423

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2013

Open Forward Foreign Currency Exchange Contracts at January 31, 2013 (continued):

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

British pound	Sell	J.P.Morgan	4/15/2013	37,975,000	$61,100,560	$60,205,694	$894,866
British pound	Sell	UBS AG	3/28/2013	60,650,000	96,850,772	96,163,532	687,240
British pound	Sell	UBS AG	4/8/2013	500,000	805,560	792,729	12,831
Japanese yen	Sell	Barclays Bank plc	5/9/2013	677,600,000	7,720,028	7,414,950	305,078
Japanese yen	Sell	Barclays Bank plc	6/3/2013	1,300,000,000	14,267,997	14,229,252	38,745
Japanese yen	Sell	Credit Suisse	2/12/2013	1,018,775,000	12,974,389	11,141,426	1,832,963
Japanese yen	Sell	Deutsche Bank AG	3/26/2013	597,000,000	7,277,160	6,530,718	746,442
Japanese yen	Sell	Goldman Sachs	3/14/2013	458,588,000	5,781,566	5,016,170	765,396
Japanese yen	Sell	Goldman Sachs	3/26/2013	360,705,000	4,382,594	3,945,833	436,761
Japanese yen	Sell	Goldman Sachs	4/26/2013	1,208,000,000	14,346,538	13,217,705	1,128,833
Japanese yen	Sell	Goldman Sachs	5/7/2013	355,700,000	4,126,498	3,892,336	234,162
Japanese yen	Sell	J.P.Morgan	2/25/2013	3,905,000,000	48,960,299	42,709,061	6,251,238
Japanese yen	Sell	UBS AG	5/7/2013	1,235,000,000	14,365,025	13,514,297	850,728
Japanese yen	Sell	UBS AG	5/24/2013	656,000,000	7,387,887	7,179,612	208,275
Singapore dollar	Sell	J.P.Morgan	4/10/2013	21,810,000	17,873,826	17,621,252	252,574
South Korean won	Sell	Deutsche Bank AG	4/15/2013	5,000,000,000	4,624,277	4,577,248	47,029
South Korean won	Sell	Deutsche Bank AG	5/10/2013	1,651,000,000	1,543,784	1,509,598	34,186
South Korean won	Sell	Morgan Stanley	3/25/2013	5,365,000,000	4,927,307	4,916,595	10,712
South Korean won	Sell	UBS AG	4/8/2013	7,066,000,000	6,484,949	6,470,770	14,179
Taiwan dollar	Sell	Barclays Bank plc	2/5/2013	372,565,000	12,736,394	12,617,629	118,765
Taiwan dollar	Sell	Deutsche Bank AG	6/3/2013	259,400,000	8,821,629	8,814,366	7,263
Taiwan dollar	Sell	J.P.Morgan	4/15/2013	42,300,000	1,464,681	1,434,020	30,661

Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$40,472,438

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation

Australian dollar	Buy	J.P.Morgan	4/19/2013	6,200,000	$6,473,854	$6,429,763	$(44,091)
Australian dollar	Buy	J.P.Morgan	5/16/2013	5,850,000	6,126,120	6,055,006	(71,114)
Australian dollar	Buy	Morgan Stanley	5/24/2013	10,800,000	11,309,652	11,172,124	(137,528)
Australian dollar	Buy	UBS AG	2/11/2013	113,861,700	120,289,235	118,671,644	(1,617,591)
Australian dollar	Buy	UBS AG	4/10/2013	32,500,000	33,799,025	33,726,449	(72,576)
Australian dollar	Buy	UBS AG	5/31/2013	19,530,000	20,223,100	20,192,890	(30,210)
Canadian dollar	Buy	J.P.Morgan	2/15/2013	419,787	422,896	420,753	(2,143)
Canadian dollar	Buy	J.P.Morgan	2/22/2013	39,315,430	39,606,538	39,399,845	(206,693)
Singapore dollar	Buy	Barclays Bank plc	4/10/2013	14,550,000	11,886,857	11,755,581	(131,276)
South African rand	Buy	Credit Suisse	2/11/2013	39,605,000	4,572,798	4,423,422	(149,376)
South African rand	Buy	Deutsche Bank AG	2/11/2013	61,100,000	6,844,439	6,824,166	(20,273)
South African rand	Buy	Goldman Sachs	4/3/2013	30,615,000	3,428,178	3,395,733	(32,445)
South African rand	Buy	J.P.Morgan	4/15/2013	23,615,000	2,675,186	2,615,049	(60,137)
Taiwan dollar	Buy	Barclays Bank plc	2/5/2013	112,000,000	3,866,068	3,793,095	(72,973)
Thai baht	Buy	J.P.Morgan	5/28/2013	839,132,000	28,000,000	27,949,561	(50,439)
Brazilian real	Sell	Barclays Bank plc	3/28/2013	11,600,000	5,611,998	5,789,709	(177,711)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2013

Open Forward Foreign Currency Exchange Contracts at January 31, 2013 (concluded):

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation

British pound	Sell	J.P.Morgan	5/30/2013	10,250,000	$16,110,745	$16,246,721	$(135,976)
euro	Sell	Barclays Bank plc	3/18/2013	30,000,000	39,963,222	40,743,743	(780,521)
euro	Sell	Barclays Bank plc	3/28/2013	22,600,000	30,606,276	30,695,297	(89,021)
euro	Sell	Deutsche Bank AG	2/12/2013	6,045,000	8,034,808	8,208,286	(173,478)
euro	Sell	Deutsche Bank AG	2/15/2013	4,423,000	5,879,012	6,005,936	(126,924)
euro	Sell	Deutsche Bank AG	3/13/2013	10,830,000	14,397,684	14,708,089	(310,405)
euro	Sell	Deutsche Bank AG	3/18/2013	7,950,000	10,569,294	10,797,092	(227,798)
euro	Sell	Deutsche Bank AG	3/28/2013	23,752,000	31,579,377	32,259,942	(680,565)
euro	Sell	Goldman Sachs	2/11/2013	20,930,000	27,910,595	28,419,924	(509,329)
euro	Sell	J.P.Morgan	2/15/2013	317,000	422,896	430,450	(7,554)
euro	Sell	J.P.Morgan	2/22/2013	29,683,000	39,606,538	40,307,802	(701,264)
euro	Sell	J.P.Morgan	3/19/2013	32,360,000	43,032,587	43,949,158	(916,571)
euro	Sell	J.P.Morgan	3/28/2013	11,250,000	15,156,900	15,279,738	(122,838)
euro	Sell	UBS AG	2/11/2013	90,000,000	120,289,235	122,207,031	(1,917,796)
New Zealand dollar	Sell	Deutsche Bank AG	2/11/2013	8,870,000	7,184,035	7,440,240	(256,205)
New Zealand dollar	Sell	Deutsche Bank AG	3/21/2013	5,440,000	4,527,630	4,551,626	(23,996)
New Zealand dollar	Sell	J.P.Morgan	3/21/2013	5,815,000	4,716,023	4,865,387	(149,364)
Russian ruble	Sell	Goldman Sachs	3/13/2013	115,095,000	3,567,731	3,811,322	(243,591)
Swiss franc	Sell	Goldman Sachs	3/13/2013	2,150,000	2,277,615	2,363,432	(85,817)
Swiss franc	Sell	Morgan Stanley	5/31/2013	13,550,000	14,683,158	14,909,254	(226,096)
Swiss franc	Sell	UBS AG	3/27/2013	7,980,000	8,579,059	8,773,616	(194,557)
Swiss franc	Sell	UBS AG	4/10/2013	6,765,000	7,295,657	7,439,001	(143,344)
Swiss franc	Sell	UBS AG	4/10/2013	6,935,000	7,513,722	7,625,939	(112,217)

Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(11,011,803)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2013

Investments	Shares	U.S. $ Fair Value (000)

LONG-TERM INVESTMENTS 97.22%

COMMON STOCKS 95.66%

Australia 1.24%

Beverages 0.50%
Treasury Wine Estates Ltd.	313,280	$1,552

Multi-Utilities 0.74%
DUET Group	1,009,226	2,315

Total Australia		3,867

Austria 0.73%

Real Estate Management & Development
IMMOFINANZ Group AG*	521,721	2,287

Belgium 1.09%

Electric: Utilities
Elia System Operator SA	73,228	3,420

Canada 5.93%

Metals & Mining 2.14%
Detour Gold Corp.*	30,200	638
HudBay Minerals, Inc.	430,866	5,011
Osisko Mining Corp.*	149,766	1,038

		6,687

Oil, Gas & Consumable Fuels 2.02%
Bellatrix Exploration Ltd.*	644,998	3,253
PetroBakken Energy Ltd.	116,500	1,028
TORC Oil & Gas Ltd.	917,290	2,041

		6,322

Paper & Forest Products 1.77%
International Forest Products Ltd. Class A*	177,009	1,556
West Fraser Timber Co., Ltd.	49,708	3,991

		5,547

Total Canada		18,556

Finland 1.16%

Leisure Equipment & Products
Amer Sports OYJ A Shares	228,446	3,642

France 3.79%

Computers & Peripherals 0.83%
Gemalto NV	29,119	2,593

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2013

Investments	Shares	U.S. $ Fair Value (000)

France (continued)

Electronic Equipment, Instruments & Components 1.48%
Ingenico	73,671	$4,644

Information Technology Services 1.06%
AtoS	45,186	3,305

Media 0.42%
Ipsos SA	33,146	1,321

Total France		11,863

Germany 3.57%

Chemicals 1.39%
Symrise GmbH & Co. AG	123,398	4,365

Life Sciences Tools & Services 1.00%
Gerresheimer AG*	31,012	1,596
Morphosys AG*	36,640	1,552

		3,148

Machinery 0.38%
Deutz AG*	200,376	1,182

Real Estate Management & Development 0.80%
Patrizia Immobilien AG*	280,499	2,493

Total Germany		11,188

Hong Kong 8.97%

Auto Components 0.45%
Minth Group Ltd.	1,042,000	1,411

Communications Equipment 1.02%
VTech Holdings Ltd.	278,500	3,209

Hotels, Restaurants & Leisure 1.33%
REXLot Holdings Ltd.	48,775,000	4,151

Household Durables 1.74%
Techtronic Industries Co.	2,688,000	5,441

Insurance 0.19%
CNinsure, Inc. ADR*	93,600	603

Machinery 0.54%
Sinotruk Hong Kong Ltd.	2,507,000	1,678

Multi-Line Retail 1.34%
Maoye International Holdings Ltd.	19,329,000	4,187

Real Estate Management & Development 2.36%
Franshion Properties China Ltd.	8,436,000	3,100
Yuexiu Property Co., Ltd.	11,998,000	4,285

		7,385

Total Hong Kong		28,065

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2013

Investments	Shares	U.S. $ Fair Value (000)

India 0.71%

Real Estate Management & Development
Housing Development & Infrastructure Ltd.*	1,530,196	$2,206

Indonesia 0.91%

Consumer Finance
PT Clipan Finance Indonesia Tbk	61,152,850	2,857

Ireland 1.27%

Beverages
C&C Group plc	611,105	3,983

Italy 4.25%

Internet & Catalog Retail 1.43%
Yoox SpA*	234,153	4,473

Textiles, Apparel & Luxury Goods 2.82%
Brunello Cucinelli SpA*	82,176	1,650
Safilo Group SpA*	653,711	7,190

		8,840

Total Italy		13,313

Japan 19.96%

Auto Components 0.52%
Keihin Corp.	118,100	1,640

Building Products 1.01%
Aica Kogyo Co., Ltd.	190,000	3,154

Commercial Services & Supplies 0.51%
Park24 Co., Ltd.	87,700	1,583

Construction & Engineering 0.61%
SHO-BOND Holdings Co., Ltd.	51,700	1,908

Containers & Packaging 1.26%
FP Corp.	61,200	3,942

Diversified Consumer Services 0.96%
Benesse Holdings, Inc.	68,800	3,002

Food & Staples Retailing 1.32%
Sundrug Co., Ltd.	110,000	4,138

Food Products 1.88%
Nichirei Corp.	556,000	2,761
Toyo Suisan Kaisha Ltd.	113,000	3,136

		5,897

Health Care Equipment & Supplies 1.22%
Hogy Medical Co., Ltd.	79,000	3,814

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2013

Investments	Shares	U.S. $ Fair Value (000)

Japan (continued)

Household Durables 0.62%
Arnest One Corp.	54,600	$873
Hajime Construction Co., Ltd.	24,900	1,054

		1,927

Information Technology Services 1.48%
Obic Co., Ltd.	21,670	4,638

Machinery 2.28%
Nabtesco Corp.	151,400	3,149
NSK Ltd.	565,000	3,998

		7,147

Multi-Line Retail 1.38%
Don Quijote Co., Ltd.	108,700	4,327

Personal Products 1.06%
Aderans Co., Ltd.*	255,608	3,318

Pharmaceuticals 0.58%
Sawai Pharmaceutical Co., Ltd.	17,700	1,817

Real Estate Investment Trusts 0.65%
Kenedix Realty Investment Corp.	519	2,029

Real Estate Management & Development 1.18%
Iida Home Max	75,600	984
NTT Urban Development Corp.	2,711	2,710

		3,694

Specialty Retail 0.65%
United Arrows Ltd.	84,200	2,039

Wireless Telecommunication Services 0.79%
Okinawa Cellular Telephone Co.	112,600	2,466

Total Japan		62,480

Netherlands 2.04%

Construction & Engineering 1.21%
Arcadis NV	144,196	3,793

Professional Services 0.83%
Brunel International NV	48,527	2,599

Total Netherlands		6,392

Norway 3.12%

Biotechnology 0.40%
Algeta ASA*	41,224	1,262

Energy Equipment & Services 2.23%
Dolphin Group AS*	1,618,816	2,160
Electromagnetic GeoServices ASA*	1,089,431	2,234
Ocean Rig UDW, Inc.*	149,322	2,580

		6,974

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2013

Investments	Shares	U.S. $ Fair Value (000)

Norway (continued)

Oil, Gas & Consumable Fuels 0.49%
DNO International ASA*	907,229	$1,543

Total Norway		9,779

Philippines 4.74%

Commercial Banks 2.07%
Rizal Commercial Banking Corp.	2,380,000	3,978
Security Bank Corp.	586,600	2,505

		6,483

Real Estate Management & Development 2.67%
Filinvest Land, Inc.	101,915,000	4,359
Megaworld Corp.	48,141,000	3,987

		8,346

Total Philippines		14,829

Portugal 1.08%

Commercial Banks
Banco Espirito Santo SA*	2,380,951	3,378

Singapore 1.68%

Commercial Services & Supplies 0.94%
Cape plc	835,501	2,945

Real Estate Investment Trusts 0.74%
CDL Hospitality Trusts	1,420,000	2,318

Total Singapore		5,263

South Korea 0.69%

Auto Components
Mando Corp.	19,398	2,155

Spain 3.26%

Food Products 2.38%
Ebro Foods SA	154,207	3,120
Viscofan SA	82,909	4,336

		7,456

Media 0.88%
Mediaset Espana Comunicacion SA	365,160	2,756

Total Spain		10,212

Sweden 4.59%

Commercial Services & Supplies 3.07%
Intrum Justitia AB	299,760	4,856
Loomis AB	286,000	4,746

		9,602

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2013

Investments	Shares	U.S. $ Fair Value (000)

Sweden (continued)

Construction & Engineering 0.52%
NCC AB B Shares	69,517	$1,620

Food & Staples Retailing 0.74%
Axfood AB	55,910	2,315

Personal Products 0.26%
Oriflame Cosmetics SA SDR	24,921	817

Total Sweden		14,354

Switzerland 2.34%

Capital Markets 1.55%
EFG International AG*	411,634	4,840

Household Durables 0.79%
Forbo Holding AG Registered Shares*	3,671	2,466

Total Switzerland		7,306

United Kingdom 18.54%

Airlines 1.34%
easyJet plc	284,373	4,199

Capital Markets 2.13%
3i Group plc	841,056	3,511
Jupiter Fund Management plc	609,241	3,144

		6,655

Chemicals 1.36%
Croda International plc	45,636	1,754
Filtrona plc	273,756	2,501

		4,255

Commercial Banks 0.77%
Bank of Georgia Holdings plc	121,734	2,419

Communications Equipment 1.03%
Spirent Communications plc	1,263,386	3,208

Construction & Engineering 0.50%
Balfour Beatty plc	369,927	1,557

Electronic Equipment, Instruments & Components 0.63%
Electrocomponents plc	500,046	1,961

Household Durables 1.23%
Berkeley Group Holdings plc*	132,448	3,844

Independent Power Producers & Energy Traders 0.67%
APR Energy plc	180,020	2,101

Industrial Conglomerates 0.50%
Lonrho plc*	11,376,505	1,575

Insurance 1.74%
Amlin plc	378,179	2,301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2013

Investments	Shares	U.S. $ Fair Value (000)

United Kingdom (continued)

Catlin Group Ltd.	380,281	$3,151

		5,452

Internet & Catalog Retail 1.02%
N Brown Group plc	544,861	3,187

Metals & Mining 0.37%
New World Resources plc A Shares	252,029	1,159

Multi-Line Retail 0.80%
Debenhams plc	1,567,228	2,518

Oil, Gas & Consumable Fuels 1.20%
Afren plc*	1,002,617	2,280
Genel Energy plc*	120,774	1,475

		3,755

Professional Services 0.67%
Michael Page International plc	326,924	2,111

Software 1.00%
Playtech Ltd.	426,124	3,129

Trading Companies & Distributors 1.58%
Ashtead Group plc	686,430	4,943

Total United Kingdom		58,028

Total Common Stocks (cost $265,836,805)		299,423

PREFERRED STOCKS 1.56%

Brazil

Gas Utilities 0.73%
Companhia de Gas de Sao Paulo	78,800	2,287

Machinery 0.83%
Marcopolo SA	387,058	2,614

Total Preferred Stocks (cost $3,707,986)		4,901

Total Long-Term Investments (cost $269,544,791)		304,324

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2013

	Principal Amount (000)	U.S. $ Fair Value (000)

SHORT-TERM INVESTMENT 3.54%

Repurchase Agreement

Repurchase Agreement dated 1/31/2013, 0.01% due 2/1/2013 with Fixed Income Clearing Corp. collateralized by $11,290,000 of U.S. Treasury Note at 0.375% due 6/15/2015; value: $11,309,577; proceeds: $11,085,944 (cost $11,085,941)	$11,086	$11,086

Total Investments in Securities 100.76% (cost $280,630,732)		315,410

Liabilities in Excess of Foreign Cash and Other Assets(a) (0.76)%		(2,390)

Net Assets 100.00%		$313,020

ADR	American Depositary Receipt.
SDR	Special Drawing Rights.
*	Non-income producing security.
(a)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2013

Open Forward Foreign Currency Exchange Contracts at January 31, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

Australian dollar	Buy	Goldman Sachs	5/3/2013	600,000	$616,890	$621,603	$4,713
Australian dollar	Buy	J.P.Morgan	2/25/2013	8,340,000	8,486,701	8,683,055	196,354
Australian dollar	Buy	J.P.Morgan	5/30/2013	1,875,000	1,932,694	1,938,779	6,085
Canadian dollar	Buy	Barclays Bank plc	3/18/2013	2,025,000	2,014,480	2,028,291	13,811
Canadian dollar	Buy	UBS AG	6/3/2013	1,170,000	1,165,420	1,169,912	4,492
euro	Buy	Barclays Bank plc	3/21/2013	690,000	902,242	937,121	34,879
Swiss franc	Buy	Goldman Sachs	4/3/2013	10,190,000	11,014,787	11,204,320	189,533
Swiss franc	Buy	J.P.Morgan	2/25/2013	415,000	445,781	456,117	10,336
Swiss franc	Buy	J.P.Morgan	2/25/2013	1,632,000	1,756,198	1,793,693	37,495
British pound	Sell	Goldman Sachs	5/14/2013	1,765,000	2,837,961	2,797,832	40,129
Japanese yen	Sell	Barclays Bank plc	4/15/2013	43,900,000	533,589	480,304	53,285
Japanese yen	Sell	Barclays Bank plc	4/15/2013	71,675,000	858,259	784,187	74,072
Japanese yen	Sell	Barclays Bank plc	6/3/2013	210,000,000	2,304,830	2,298,571	6,259
Japanese yen	Sell	Credit Suisse	2/12/2013	18,505,000	235,666	202,373	33,293
Japanese yen	Sell	J.P.Morgan	5/30/2013	244,000,000	2,687,180	2,670,619	16,561
Philippine peso	Sell	Morgan Stanley	5/24/2013	327,000,000	8,080,059	8,047,598	32,461

Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$753,758

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation

Australian dollar	Buy	J.P.Morgan	4/19/2013	850,000	$887,545	$881,500	$(6,045)
Australian dollar	Buy	Morgan Stanley	5/31/2013	1,185,000	1,226,905	1,225,221	(1,684)
Australian dollar	Buy	UBS AG	4/8/2013	1,950,000	2,036,163	2,023,881	(12,282)
Canadian dollar	Buy	J.P.Morgan	2/25/2013	6,690,000	6,726,390	6,703,925	(22,465)
Canadian dollar	Buy	J.P.Morgan	3/18/2013	725,000	732,399	726,178	(6,221)
Canadian dollar	Buy	UBS AG	2/4/2013	1,168,000	1,185,991	1,170,968	(15,023)
South Korean won	Buy	Barclays Bank plc	5/24/2013	10,521,000,000	9,827,200	9,613,967	(213,233)
South Korean won	Buy	Goldman Sachs	5/3/2013	883,500,000	823,009	808,092	(14,917)
South Korean won	Buy	J.P.Morgan	5/16/2013	1,331,000,000	1,251,999	1,216,683	(35,316)
Brazilian real	Sell	J.P.Morgan	3/21/2013	2,975,000	1,411,290	1,486,192	(74,902)
euro	Sell	Barclays Bank plc	4/29/2013	890,000	1,177,350	1,208,975	(31,625)
euro	Sell	Barclays Bank plc	6/3/2013	1,915,000	2,594,212	2,601,679	(7,467)
euro	Sell	J.P.Morgan	3/21/2013	690,000	882,303	937,121	(54,818)
Norwegian krone	Sell	Goldman Sachs	5/3/2013	4,100,000	732,208	747,849	(15,641)
Norwegian krone	Sell	Morgan Stanley	5/31/2013	7,300,000	1,316,769	1,330,000	(13,231)
Philippine peso	Sell	Deutsche Bank AG	4/4/2013	21,500,000	527,219	528,488	(1,269)
Philippine peso	Sell	Deutsche Bank AG	4/4/2013	30,000,000	733,228	737,425	(4,197)
Philippine peso	Sell	Goldman Sachs	3/13/2013	36,190,000	880,535	889,182	(8,647)
Swiss franc	Sell	J.P.Morgan	2/25/2013	1,120,000	1,221,634	1,230,965	(9,331)

Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(548,314)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2013

Investments	Shares	Fair Value (000)

LONG-TERM INVESTMENTS 97.66%

COMMON STOCKS 97.66%

Aerospace & Defense 0.77%

GeoEye, Inc. *	23,603	$846

Biotechnology 14.43%

ACADIA Pharmaceuticals, Inc.*	176,883	1,066
Achillion Pharmaceuticals, Inc.*	184,336	1,655
Aegerion Pharmaceuticals, Inc.*	77,874	2,204
Array BioPharma, Inc.*	172,344	650
Celldex Therapeutics, Inc.*	317,510	2,369
Genomic Health, Inc.*	6,373	179
Infinity Pharmaceuticals, Inc.*	44,182	1,522
Intercept Pharmaceuticals, Inc.*	5,142	208
Keryx Biopharmaceuticals, Inc.*	194,164	1,763
LipoScience, Inc.*	115,600	1,214
Puma Biotechnology, Inc.*	44,814	1,037
Sarepta Therapeutics, Inc.*	76,112	2,059

Total		15,926

Building Products 1.65%

Trex Co., Inc.*	43,161	1,824

Capital Markets 2.58%

HFF, Inc. Class A	48,810	851
Piper Jaffray Cos. *	51,490	1,994

Total		2,845

Chemicals 0.90%

American Vanguard Corp.	7,300	248
Flotek Industries, Inc.*	55,212	743

Total		991

Commercial Banks 1.85%

Home BancShares, Inc.	24,706	858
Western Alliance Bancorp*	96,021	1,181

Total		2,039

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2013

Investments	Shares	Fair Value (000)

Commercial Services & Supplies 4.06%

EnerNOC, Inc.*	71,312	$1,102
Performant Financial Corp.*	148,827	1,890
Team, Inc.*	33,970	1,488

Total		4,480

Communications Equipment 1.08%

Infinera Corp. *	166,487	1,187

Consumer Finance 1.03%

NetSpend Holdings, Inc. *	105,256	1,141

Diversified Consumer Services 1.35%

LifeLock, Inc. *	158,746	1,489

Electrical Equipment 0.87%

Solarcity Corp.*	46,020	673
Thermon Group Holdings, Inc. *	12,078	292

Total		965

Electronic Equipment, Instruments & Components 0.10%

FARO Technologies, Inc.*	3,376	112

Energy Equipment & Services 2.72%

Geospace Technologies Corp.*	15,259	1,376
RigNet, Inc.*	76,112	1,630

Total		3,006

Food & Staples Retailing 0.18%

Natural Grocers by Vitamin
Cottage, Inc. *	9,781	201

Food Products 1.52%

Annie’s, Inc.*	7,126	256
Boulder Brands, Inc.*	105,529	1,417

Total		1,673

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2013

Investments	Shares	Fair Value (000)

Health Care Equipment & Supplies 12.54%

Conceptus, Inc.*	39,077	$807
DexCom, Inc.*	139,235	2,121
Endologix, Inc.*	107,541	1,649
GenMark Diagnostics, Inc.*	133,351	1,435
Insulet Corp.*	50,833	1,173
Novadaq Technologies, Inc. (Canada)*(a)	120,778	1,134
Spectranetics Corp. (The)*	106,611	1,776
SurModics, Inc.*	73,096	1,762
Vascular Solutions, Inc.*	118,524	1,980

Total		13,837

Health Care Providers & Services 1.68%

IPC The Hospitalist Co., Inc.*	21,162	902
MWI Veterinary Supply, Inc. *	8,501	955

Total		1,857

Health Care Technology 1.26%

Vocera Communications, Inc. *	53,110	1,395

Hotels, Restaurants & Leisure 1.66%

Chuy’s Holdings, Inc.*	54,224	1,539
Multimedia Games Holding Co., Inc.*	17,412	295

Total		1,834

Household Durables 2.07%

iRobot Corp.*	8,210	188
SodaStream International Ltd. (Israel) *(a)	43,558	2,095

Total		2,283

Information Technology Services 1.61%

EPAM Systems, Inc. *	85,898	1,780

Insurance 0.51%

Hilltop Holdings, Inc. *	42,593	560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2013

Investments	Shares	Fair Value (000)

Internet Software & Services 8.17%

Angie’s List, Inc.*	108,343	$1,360
Bankrate, Inc.*	39,945	494
Brightcove, Inc.*	24,400	205
Cornerstone OnDemand, Inc.*	55,658	1,819
Demandware, Inc.*	34,466	1,096
E2open, Inc.*	99,611	1,778
Market Leader, Inc.*	37,911	287
NIC, Inc.	65,030	1,060
Trulia, Inc. *	35,147	924

Total		9,023

Life Sciences Tools & Services 0.95%

Fluidigm Corp. *	63,431	1,047

Machinery 3.76%

American Railcar Industries, Inc.	29,196	1,149
Proto Labs, Inc.*	39,137	1,610
RBC Bearings, Inc.*	26,331	1,388

Total		4,147

Media 1.26%

Shutterstock, Inc. *	54,904	1,385

Metals & Mining 0.79%

U.S. Silica Holdings, Inc.	43,631	876

Oil, Gas & Consumable Fuels 1.51%

GasLog Ltd. (Monaco)(a)	131,401	1,671

Pharmaceuticals 1.96%

Cadence Pharmaceuticals, Inc.*	215,337	1,018
Santarus, Inc.*	86,044	1,150

Total		2,168

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2013

Investments	Shares	Fair Value (000)

Professional Services 1.02%

WageWorks, Inc. *	56,522	$1,128

Real Estate Management & Development 0.67%

Altisource Asset Management Corp. *	5,909	743

Semiconductors & Semiconductor Equipment 4.19%

Intermolecular, Inc.*	4,173	39
MEMC Electronic Materials, Inc.*	394,663	1,642
Monolithic Power Systems, Inc.	66,984	1,561
SunPower Corp.*	177,108	1,379

Total		4,621

Software 6.34%

AVG Technologies NV (Netherlands)*(a)	55,949	766
Fleetmatics Group plc (Ireland)*(a)	21,133	530
Imperva, Inc.*	54,994	1,886
Infoblox, Inc.*	49,650	936
Jive Software, Inc.*	69,970	1,073
Proofpoint, Inc.*	137,059	1,802

Total		6,993

Specialty Retail 4.66%

Asbury Automotive Group, Inc.*	32,487	1,155
Lithia Motors, Inc. Class A	39,177	1,695
Lumber Liquidators Holdings, Inc.*	14,590	864
Tile Shop Holdings, Inc. *	78,016	1,435

Total		5,149

Thrifts & Mortgage Finance 2.01%

Home Loan Servicing Solutions Ltd.	40,615	883
ViewPoint Financial Group, Inc.	35,186	744
Walker & Dunlop, Inc. *	27,514	591

Total		2,218

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2013

Investments	Shares	Fair Value (000)

Trading Companies & Distributors 3.95%

DXP Enterprises, Inc.*	29,351	$1,670
H&E Equipment Services, Inc.	81,261	1,567
Titan Machinery, Inc. *	38,900	1,124

Total		4,361

Total Common Stocks (cost $90,016,693)		107,801

WARRANT 0.00%

Oil, Gas & Consumable Fuels

Magnum Hunter Resources Corp.*(b) (cost $0)	13,683	—	(c)

Total Long-Term Investments (cost $90,016,693)		107,801

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.90%

Repurchase Agreement

Repurchase Agreement dated 1/31/2013, 0.01% due 2/1/2013 with Fixed Income Clearing Corp. collateralized by $1,010,000 of U.S. Treasury Note at 0.375% due 6/15/2015; value: $1,011,751; proceeds: $988,238 (cost $988,237)	$988	988

Total Investments in Securities 98.56% (cost $91,004,930)		108,789

Other Assets in Excess of Liabilities 1.44%		1,591

Net Assets 100.00%		$110,380

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Exercise price of $10.50 and expiration date of 10/14/2013.
(c)	Valued at zero as of January 31, 2013.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2013

Investments	Shares	Fair Value (000)

COMMON STOCKS 98.49%

Aerospace & Defense 1.42%

CPI Aerostructures, Inc.*	163,400	$1,843
LMI Aerospace, Inc.*	3,562	79

Total		1,922

Auto Components 2.71%

Dorman Products, Inc.	48,100	1,666
Drew Industries, Inc.	54,475	1,995

Total		3,661

Chemicals 3.98%

Balchem Corp.	41,400	1,549
KMG Chemicals, Inc.	101,948	1,993
Quaker Chemical Corp.	32,100	1,835

Total		5,377

Commercial Banks 15.02%

Bank of Marin Bancorp	41,800	1,641
Bryn Mawr Bank Corp.	69,782	1,615
CoBiz Financial, Inc.	156,340	1,276
Lakeland Financial Corp.	50,000	1,222
MidSouth Bancorp, Inc.	127,946	1,927
Northrim BanCorp, Inc.	76,074	1,657
Park Sterling Corp.*	237,900	1,351
Sandy Spring Bancorp, Inc.	103,600	2,056
SCBT Financial Corp.	55,160	2,322
Southern National Bancorp of Virginia, Inc.	126,400	1,167
Sterling Bancorp	207,200	1,987
Washington Banking Co.	147,701	2,081

Total		20,302

Commercial Services & Supplies 9.94%

McGrath RentCorp	66,700	1,994
Mobile Mini, Inc.*	87,500	2,100
Multi-Color Corp.	133,486	3,198
Performant Financial Corp.*	123,456	1,568
Team, Inc.*	50,500	2,213
TMS International Corp. Class A*	169,100	2,357

Total		13,430

Computers & Peripherals 1.98%

Electronics for Imaging, Inc.*	118,400	2,678

Construction & Engineering 1.73%

MYR Group, Inc.*	104,300	2,341

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2013

Investments	Shares	Fair Value (000)

Diversified Financial Services 1.94%

Marlin Business Services Corp.	119,223	$2,623

Electrical Equipment 2.60%

AZZ, Inc.	19,200	822
Powell Industries, Inc.*	25,200	1,140
Thermon Group Holdings, Inc.*	63,900	1,546

Total		3,508

Electronic Equipment, Instruments & Components 3.47%

CTS Corp.	151,025	1,503
Measurement Specialties, Inc.*	54,400	1,920
Methode Electronics, Inc.	132,000	1,270

Total		4,693

Energy Equipment & Services 0.45%

Tesco Corp.*	50,700	613

Food Products 1.97%

Overhill Farms, Inc.*	587,957	2,663

Gas Utilities 1.11%

Chesapeake Utilities Corp.	31,600	1,500

Health Care Equipment & Supplies 3.37%

ICU Medical, Inc.*	29,400	1,777
Merit Medical Systems, Inc.*	99,125	1,375
SurModics, Inc.*	57,915	1,396

Total		4,548

Health Care Providers & Services 4.49%

BioScrip, Inc.*	142,100	1,596
CorVel Corp.*	33,920	1,553
Gentiva Health Services, Inc.*	112,118	1,111
U.S. Physical Therapy, Inc.	73,245	1,802

Total		6,062

Hotels, Restaurants & Leisure 0.78%

Marcus Corp. (The)	79,732	1,060

Household Products 0.88%

Central Garden and Pet Co. Class A*	124,300	1,196

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2013

Investments	Shares	Fair Value (000)

Information Technology Services 3.36%

Computer Task Group, Inc.*	103,935	$1,989
Virtusa Corp.*	123,081	2,549

Total		4,538

Insurance 1.18%

Donegal Group, Inc. Class A	121,108	1,593

Machinery 1.59%

Commercial Vehicle Group, Inc.*	120,228	972
Twin Disc, Inc.	51,106	1,172

Total		2,144

Media 0.55%

Carmike Cinemas, Inc.*	46,200	737

Metals & Mining 1.24%

Universal Stainless & Alloy Products, Inc.*	47,068	1,682

Paper & Forest Products 1.20%

Neenah Paper, Inc.	52,275	1,617

Professional Services 0.82%

Exponent, Inc.*	22,639	1,107

Real Estate Investment Trusts 5.04%

Agree Realty Corp.	40,400	1,146
Campus Crest Communities, Inc.	157,400	1,901
CapLease, Inc.	92,700	537
Parkway Properties, Inc.	115,000	1,822
Terreno Realty Corp.	84,100	1,404

Total		6,810

Road & Rail 4.50%

Celadon Group, Inc.	102,700	2,035
Marten Transport Ltd.	98,403	2,003
Roadrunner Transportation Systems, Inc.*	101,600	2,043

Total		6,081

Semiconductors & Semiconductor Equipment 0.06%

Pericom Semiconductor Corp.*	11,569	82

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2013

Investments	Shares	Fair Value (000)

Specialty Retail 5.21%

America’s Car-Mart, Inc.*	21,950	$874
Asbury Automotive Group, Inc.*	67,600	2,404
Lithia Motors, Inc. Class A	47,300	2,047
Shoe Carnival, Inc.	83,900	1,717

Total		7,042

Thrifts & Mortgage Finance 6.33%

Brookline Bancorp, Inc.	148,800	1,311
Federal Agricultural Mortgage Corp. Class C	59,000	2,024
First PacTrust Bancorp, Inc.	127,017	1,494
HomeStreet, Inc.*	62,600	1,579
Territorial Bancorp, Inc.	93,500	2,142

Total		8,550

Trading Companies & Distributors 8.30%

CAI International, Inc.*	105,900	2,656
Essex Rental Corp.*	366,584	1,466
H&E Equipment Services, Inc.	124,100	2,393
Rush Enterprises, Inc. Class A*	102,839	2,433
Titan Machinery, Inc.*	78,200	2,261

Total		11,209

Water Utilities 1.27%

Connecticut Water Service, Inc.	57,900	1,716

Total Common Stocks (cost $102,165,274)		133,085

	Principal Amount (000)

SHORT-TERM INVESTMENT 2.80%

Repurchase Agreement

Repurchase Agreement dated 1/31/2013, 0.01% due 2/1/2013 with Fixed Income Clearing Corp. collateralized by $3,850,000 of U.S. Treasury Note at 0.375% due 6/15/2015; value: $3,856,676; proceeds: $3,779,692 (cost $3,779,691)	$3,780	3,780

Total Investments in Securities 101.29% (cost $105,944,965)		136,865

Liabilities in Excess of Other Assets (1.29)%		(1,740)

Net Assets 100.00%		$135,125

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2013

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.26%

Aerospace & Defense 0.67%

Hexcel Corp.*	521,336	$13,967

Air Freight & Logistics 0.70%

Atlas Air Worldwide Holdings, Inc.*	323,301	14,578

Airlines 0.27%

Spirit Airlines, Inc.*	290,929	5,641

Beverages 1.54%

Beam, Inc.	243,283	14,923
Constellation Brands, Inc. Class A*	531,200	17,190

Total		32,113

Building Products 0.72%

Fortune Brands Home & Security, Inc.*	460,728	15,084

Capital Markets 3.07%

Ares Capital Corp.	1,369,337	24,525
Raymond James Financial, Inc.	766,983	34,230
Waddell & Reed Financial, Inc. Class A	137,733	5,468

Total		64,223

Chemicals 4.47%

Axiall Corp.	313,100	17,590
Celanese Corp. Series A	650,400	30,491
Chemtura Corp.*	1,481,601	35,143
Eastman Chemical Co.	144,000	10,246

Total		93,470

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2013

Investments	Shares	Fair Value (000)

Commercial Banks 10.28%

BOK Financial Corp.	317,600	$17,801
CIT Group, Inc.*	424,800	17,990
City National Corp.	327,000	17,318
Comerica, Inc.	922,357	31,692
East West Bancorp, Inc.	1,101,456	25,829
FirstMerit Corp.	1,195,000	18,200
Signature Bank*	442,511	32,715
Western Alliance Bancorp*	993,217	12,217
Wintrust Financial Corp.	535,900	19,866
Zions Bancorporation	922,300	21,508

Total		215,136

Commercial Services & Supplies 1.60%

Performant Financial Corp.*	12,500	159
Tetra Tech, Inc.*	815,970	23,385
Waste Connections, Inc.	275,122	9,910

Total		33,454

Computers & Peripherals 0.79%

Synaptics, Inc.*	468,749	16,444

Construction & Engineering 1.83%

Jacobs Engineering Group, Inc.*	794,100	38,204

Construction Materials 1.01%

Vulcan Materials Co.	375,200	21,221

Containers & Packaging 3.26%

Berry Plastics Group, Inc.*	908,300	15,968
Rock-Tenn Co. Class A	444,400	35,085
Sealed Air Corp.	920,500	17,232

Total		68,285

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2013

Investments	Shares	Fair Value (000)

Electric: Utilities 3.15%

Cleco Corp.	269,300	$11,513
ITC Holdings Corp.	306,000	24,786
NV Energy, Inc.	1,565,500	29,635

Total		65,934

Electronic Equipment, Instruments & Components 3.17%

Amphenol Corp. Class A	268,900	18,170
FLIR Systems, Inc.	605,400	14,390
Jabil Circuit, Inc.	1,229,900	23,257
Trimble Navigation Ltd.*	168,700	10,544

Total		66,361

Energy Equipment & Services 3.89%

GulfMark Offshore, Inc. Class A	447,096	15,541
Helix Energy Solutions Group, Inc.*	1,042,300	24,723
Helmerich & Payne, Inc.	288,300	18,549
Superior Energy Services, Inc.*	900,100	22,476

Total		81,289

Food & Staples Retailing 0.60%

Harris Teeter Supermarkets, Inc.	300,200	12,455

Food Products 1.25%

Bunge Ltd.	329,200	26,224

Health Care Equipment & Supplies 0.55%

Hologic, Inc.*	486,300	11,593

Health Care Providers & Services 4.65%

Community Health Systems, Inc.	648,967	24,875
DaVita HealthCare Partners, Inc.*	64,606	7,456
Hanger, Inc.*	334,900	9,622

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2013

Investments	Shares	Fair Value (000)

Health Care Providers & Services (continued)

Laboratory Corp. of America Holdings*	167,500	$14,991
MEDNAX, Inc.*	308,700	26,413
Team Health Holdings, Inc.*	409,900	13,883

Total		97,240

Hotels, Restaurants & Leisure 0.81%

Red Robin Gourmet Burgers, Inc.*	456,200	16,866

Household Durables 2.18%

Jarden Corp.*	298,000	17,534
Mohawk Industries, Inc.*	276,398	28,099

Total		45,633

Household Products 1.32%

Spectrum Brands Holdings, Inc.*	545,300	27,614

Information Technology Services 7.86%

Acxiom Corp.*	619,496	10,984
Alliance Data Systems Corp.*	156,900	24,727
Amdocs Ltd.	653,198	23,313
Fiserv, Inc.*	271,159	21,777
FleetCor Technologies, Inc.*	513,675	30,738
Global Payments, Inc.	181,322	8,932
Lender Processing Services, Inc.	920,600	22,131
Sapient Corp.*	1,798,827	21,784

Total		164,386

Insurance 6.10%

Alterra Capital Holdings Ltd.	594,319	18,109
Arch Capital Group Ltd.*	643,106	29,853
Brown & Brown, Inc.	619,900	16,948
Hartford Financial Services Group, Inc.	1,059,000	26,263
PartnerRe Ltd.	184,700	16,197
RenaissanceRe Holdings Ltd.	236,900	20,288

Total		127,658

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2013

Investments	Shares	Fair Value (000)

Life Sciences Tools & Services 1.77%

PerkinElmer, Inc.	1,052,200	$37,080

Machinery 0.61%

ESCO Technologies, Inc.	310,669	12,790

Media 0.93%

Interpublic Group of Cos., Inc. (The)	1,601,143	19,390

Metals & Mining 3.55%

Allegheny Technologies, Inc.	708,900	22,437
Carpenter Technology Corp.	317,476	16,613
Reliance Steel & Aluminum Co.	543,700	35,188

Total		74,238

Multi-Utilities 1.76%

CMS Energy Corp.	776,600	19,959
Wisconsin Energy Corp.	429,099	16,919

Total		36,878

Oil, Gas & Consumable Fuels 1.88%

EQT Corp.	355,300	21,108
Range Resources Corp.	271,400	18,230

Total		39,338

Pharmaceuticals 1.19%

Actavis, Inc.*	287,400	24,829

Professional Services 1.19%

Robert Half International, Inc.	708,600	24,971

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2013

Investments	Shares	Fair Value (000)

Real Estate Investment Trusts 4.10%

American Campus Communities, Inc.	469,101	$21,846
Digital Realty Trust, Inc.	153,500	10,424
Equity Lifestyle Properties, Inc.	219,400	15,709
Home Properties, Inc.	155,700	9,571
Liberty Property Trust	538,800	21,105
Sovran Self Storage, Inc.	110,112	7,184

Total		85,839

Real Estate Management & Development 0.41%

Realogy Holdings Corp.*	190,630	8,535

Road & Rail 3.04%

Genesee & Wyoming, Inc. Class A*	333,600	28,216
Hertz Global Holdings, Inc.*	1,321,300	24,153
Kansas City Southern	121,500	11,313

Total		63,682

Semiconductors & Semiconductor Equipment 1.26%

Lam Research Corp.*	639,600	26,313

Software 3.15%

Nuance Communications, Inc.*	1,580,385	38,008
Rovi Corp.*	1,616,200	27,944

Total		65,952

Specialty Retail 4.42%

Abercrombie & Fitch Co. Class A	547,700	27,385
Dick’s Sporting Goods, Inc.	375,600	17,875
GameStop Corp. Class A	277,800	6,445
Men’s Wearhouse, Inc. (The)	451,539	13,704
Penske Automotive Group, Inc.	341,300	11,236

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2013

Investments	Shares	Fair Value (000)

Specialty Retail (continued)

Tiffany & Co.	193,800	$12,742
Tile Shop Holdings, Inc.*	163,920	3,014

Total		92,401

Textiles, Apparel & Luxury Goods 1.69%

Gildan Activewear, Inc. (Canada)(a)	283,810	10,447
PVH Corp.	210,199	24,986

Total		35,433

Trading Companies & Distributors 2.57%

TAL International Group, Inc.	773,996	32,430
United Rentals, Inc.*	421,000	21,311

Total		53,741

Total Common Stocks (cost $1,647,230,640)		2,076,483

	Principal Amount (000)

SHORT-TERM INVESTMENT 1.22%

Repurchase Agreement

Repurchase Agreement dated 1/31/2013, 0.01% due 2/1/2013 with Fixed Income Clearing Corp. collateralized by $25,885,000 of U.S. Treasury Note at 0.375% due 6/15/2015; value: $25,929,885 proceeds: $25,418,977 (cost $25,418,970)	$25,419	25,419

Total Investments in Securities 100.48% (cost $1,672,649,610)		2,101,902

Liabilities in Excess of Other Assets (0.48)%		(10,029)

Net Assets 100.00%		$2,091,873

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”), Lord Abbett International Core Equity Fund (“International Core Equity Fund”), Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”).

Each of Alpha Strategy Fund’s, International Core Equity Fund’s, International Opportunities Fund’s, Micro Cap Growth Fund’s, Micro Cap Value Fund’s and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s investment objective is to seek capital appreciation. International Dividend Income Fund’s investment objective is to seek a high level of total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Notes to Schedule of Investments (unaudited)(continued)

(d)

Forward Foreign Currency Exchange Contracts-International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates. As of January 31, 2013, each Fund had open forward foreign currency exchange contracts.

(e)

Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(f)

When-Issued or Forward Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)

Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2013 in valuing each Fund’s investments carried at fair value:

Notes to Schedule of Investments (unaudited)(continued)

	Alpha Strategy Fund				Fundamental Equity Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$—	$—	$—	$—	$4,789,842	$—	$—	$4,789,842
Investments in Underlying Funds	907,933	—	—	907,933	—	—	—	—
Repurchase Agreement	—	207	—	207	—	52,168	—	52,168
Total	$907,933	$207	$—	$908,140	$4,789,842	$52,168	$—	$4,842,010

	Growth Leaders Fund				International Core Equity Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)		Level 3 (000)	Total (000)
Common Stocks	$28,488	$—	$—	$28,488	$764,318	$7,033	(1)	$—	$771,351
Repurchase Agreement	—	592	—	592	—	19,675		—	19,675
Total	$28,488	$592	$—	$29,080	$764,318	$26,708		$—	$791,026
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$—	$—	$—	$—	$5,422		$—	$5,422
Liabilities	—	—	—	—	—	(3,333)		—	(3,333)
Total	$—	$—	$—	$—	$—	$2,089		$—	$2,089

	International Dividend Income Fund					International Opportunities Fund
Investment Type*	Level 1 (000)	Level 2 (000)		Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,906,565	$9,703	(1)	$—	$1,916,268	$299,423	$—	$—	$299,423
Preferred Stocks	22,730	—		—	22,730	4,901	—	—	4,901
Repurchase Agreement	—	56,900		—	56,900	—	11,086	—	11,086
Total	$1,929,295	$66,603		$—	$1,995,898	$304,324	$11,086	$—	$315,410
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$40,472		$—	$40,472	$—	$753	$—	$753
Liabilities	—	(11,011)		—	(11,011)	—	(548)	—	(548)
Total	$—	$29,461		$—	$29,461	$—	$205	$—	$205

	Micro Cap Growth Fund					Micro Cap Value Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)		Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$107,801	$—	$—		$107,801	$133,085	$—	$—	$133,085
Warrant	—	—	—	(2)	—	—	—	—	—
Repurchase Agreement	—	988	—		988	—	3,780	—	3,780
Total	$107,801	$988	$—		$108,789	$133,085	$3,780	$—	$136,865

Notes to Schedule of Investments (unaudited)(continued)

	Value Opportunities Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,076,483	$—	$—	$2,076,483
Repurchase Agreement	—	25,419	—	25,419
Total	$2,076,483	$25,419	$—	$2,101,902

*

See Schedule of Investments for fair values in each industry or investment strategy of underlying Funds and identification of foreign issuers and/or geography. There were no level transfers during the period ended January 31, 2013

(1)	Globaltrans Investment plc (Russia) represents the Fund’s only Level 2 common stock as of January 31, 2013.

(2)	Fair valued at zero as of January 31, 2013. Fair values were zero at the beginning and end of the period.

(h)

Disclosures about Derivative Instruments and Hedging Activities-International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund entered into forward foreign currency exchange contracts during the period ended January 31, 2013 (as described in note 2(d)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

As of January 31, 2013, International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund had the following forward foreign currency exchange contracts:

	Asset Derivatives	Liability Derivatives
International Core Equity Fund	$5,422,283	$3,333,614
International Dividend Income Fund	40,472,438	11,011,803
International Opportunities Fund	753,758	548,314

3. FEDERAL TAX INFORMATION

As of January 31, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Alpha Strategy Fund	Fundamental Equity Fund	Growth Leaders Fund
Tax cost	$762,186,501	$3,986,642,099	$27,856,818
Gross unrealized gain	145,953,303	886,852,412	1,347,124
Gross unrealized loss	—	(31,484,620)	(124,143)
Net unrealized security gain	$145,953,303	$855,367,792	$1,222,981

Notes to Schedule of Investments (unaudited)(continued)

	International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund
Tax cost	$693,584,398	$1,780,526,811	$285,472,936
Gross unrealized gain	109,217,531	235,366,589	40,414,069
Gross unrealized loss	(11,776,407)	(19,995,434)	(10,476,551)
Net unrealized security gain	$97,441,124	$215,371,155	$29,937,518

	Micro Cap Growth Fund	Micro Cap Value Fund	Value Opportunities Fund
Tax cost	$92,093,036	$106,297,647	$1,674,838,280
Gross unrealized gain	17,358,474	32,323,818	449,112,291
Gross unrealized loss	(662,903)	(1,756,133)	(22,048,398)
Net unrealized security gain	$16,695,571	$30,567,685	$427,063,893

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Notes to Schedule of Investments (unaudited)(concluded)

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e., the Underlying Funds) during the period ended January 31, 2013:

Affiliated Issuer	Balance of Shares Held at 10/31/2012	Gross Additions	Gross Sales	Balance of Shares Held at 1/31/2013	Fair Value at 1/31/2013	Net Realized Gain (loss) 11/1/2012 to 1/31/2013		Dividend Income 11/1/2012 to 1/31/2013

Lord Abbett Developing Growth Fund, Inc. - Class I	7,304,502	681,032	—	7,985,534	$181,111,903	$12,484,856	(a)	$—
Lord Abbett Securities Trust - International Opportunities Fund - Class I	13,041,845	391,564	(745,550)	12,687,859	180,294,478	(1,076,983)		3,777,007
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	5,771,909	167,597	(37,173)	5,902,333	91,781,286	602,303	(b)	—
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I	3,236,470	2,123	(181,709)	3,056,884	91,614,804	(183,107)		58,968
Lord Abbett Equity Trust - Small-Cap Blend Fund - Class I	5,134,095	11,281	(169,348)	4,976,028	89,618,270	(412,421)		191,205
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	5,070,161	156,877	(238,337)	4,988,701	181,488,947	4,647,471	(c)	1,696,899
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	5,316,888	—	(241,168)	5,075,720	92,022,808	675,698		—

					$907,932,496	$16,737,817		$5,724,079

(a) Amount represents distributed capital gains.
(b) Includes $610,091 of distributed capital gains.
(c) Includes $3,633,813 of distributed capital gains.

5. SUBSEQUENT EVENTS

After the close of business on March 22, 2013, Growth Leaders Fund received all of the assets of Lord Abbett Stock Appreciation Fund and assumed all of the Fund’s Liabilities, except for certain expenses reimbursed by Lord Abbett and obligations arising under a plan of reorganization approved by the shareholders of Stock Appreciation Fund on March 15, 2013. The acquisition was accomplished by a tax-free exchange. The total net assets of Growth Leaders Fund immediately before the transfer were $31,440,888. Total net assets of Stock Appreciation Fund immediately before the transfer were $141,354,303. Total net assets of Growth Leaders Fund immediately after the transfer were $172,795,191.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of January 31, 2013, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments

Lord Abbett Developing Growth Fund, Inc. - Class I	19.95%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.86%
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	10.11%
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I	10.09%
Lord Abbett Equity Trust - Small-Cap Blend Fund - Class I	9.87%
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	19.99%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	10.13%

The Ten Largest Holdings and the Holdings by Sector, as of January 31, 2013, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on the Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments

Dril-Quip, Inc.	1.99%
Financial Engines, Inc.	1.99%
United Rentals, Inc.	1.84%
Medivation, Inc.	1.75%
Team Health Holdings, Inc.	1.66%
Axiall Corp.	1.62%
CoStar Group, Inc.	1.48%
Air Methods Corp.	1.44%
3D Systems Corp.	1.34%
Cornerstone OnDemand, Inc.	1.32%

Holdings by Sector*	% of Investments

Consumer Discretionary	12.27%
Consumer Staples	2.37%
Energy	8.39%
Financials	7.57%
Health Care	19.35%
Industrials	18.95%
Information Technology	27.10%
Materials	2.75%
Short-Term Investment	1.25%

Total	100.00%

*         A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments

Safilo Group SpA	2.28%
Techtronic Industries Co.	1.73%
HudBay Minerals, Inc.	1.59%
Ashtead Group plc	1.57%
Intrum Justitia AB	1.54%
EFG International AG	1.53%
Loomis AB	1.50%
Ingenico	1.47%
Obic Co., Ltd.	1.47%
Yoox SpA	1.42%

Holdings by Sector*	% of Investments

Consumer Discretionary	20.08%
Consumer Staples	9.34%
Energy	5.90%
Financials	20.12%
Health Care	3.18%
Industrials	17.19%
Information Technology	8.46%
Materials	8.23%
Telecommunication Services	0.78%
Utilities	3.21%
Short-Term Investment	3.51%

Total	100.00%

*         A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Micro-Cap Growth Fund

Ten Largest Holdings	% of Investments

Celldex Therapeutics, Inc.	2.18%
Aegerion Pharmaceuticals, Inc.	2.03%
DexCom, Inc.	1.95%
SodaStream International Ltd.	1.93%
Sarepta Therapeutics, Inc.	1.89%
Piper Jaffray Cos., Inc.	1.83%
Vascular Solutions, Inc.	1.82%
Performant Financial Corp.	1.74%
Imperva, Inc.	1.73%
Trex Co., Inc.	1.68%

Holdings by Sector*	% of Investments

Consumer Discretionary	11.16%
Consumer Staples	1.72%
Energy	4.30%
Financials	8.77%
Health Care	33.30%
Industrials	16.32%
Information Technology	21.80%
Materials	1.72%
Short-Term Investment	0.91%

Total	100.00%

*         A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Micro-Cap Value Fund

Ten Largest Holdings	% of Investments

Multi-Color Corp.	2.34%
Electronics for Imaging, Inc.	1.96%
Overhill Farms, Inc.	1.95%
CAI International, Inc.	1.94%
Marlin Business Services Corp.	1.92%
Virtusa Corp.	1.86%
Rush Enterprises, Inc. Class A	1.78%
Asbury Automotive Group, Inc.	1.76%
H&E Equipment Services, Inc.	1.75%
TMS International Corp. Class A	1.72%

Holdings by Sector*	% of Investments

Consumer Discretionary	9.13%
Consumer Staples	2.82%
Energy	0.45%
Financials	29.14%
Health Care	7.75%
Industrials	30.50%
Information Technology	8.76%
Materials	6.34%
Utilities	2.35%
Short-Term Investment	2.76%

Total	100.00%

*         A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust – Small-Cap Blend Fund

Ten Largest Holdings	% of Investments

Cardtronics, Inc.	3.52%
Jones Lang LaSalle, Inc.	2.43%
DigitalGlobe, Inc.	2.36%
Energy XXI Bermuda Ltd.	2.16%
FleetCor Technologies, Inc.	2.14%
Oshkosh Corp.	2.06%
Ocwen Financial Corp.	2.05%
Middleby Corp. (The)	2.00%
Altisource Portfolio Solutions SA	1.74%
Semtech Corp.	1.56%

Holdings by Sector*	% of Investments

Consumer Discretionary	11.99%
Consumer Staples	1.47%
Energy	6.02%
Financials	21.51%
Health Care	11.68%
Industrials	16.42%
Information Technology	18.29%
Materials	9.48%
Short Term Investment	3.14%

Total	100.00%

*         A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Small-Cap Value Fund

Ten Largest Holdings	% of Investments

Cabot Corp.	1.99%
Ryder System, Inc.	1.52%
TAL International Group, Inc.	1.38%
EMCOR Group, Inc.	1.32%
Chicago Bridge & Iron Co. NV	1.29%
Jack Henry & Associates, Inc.	1.22%
Signature Bank	1.18%
Titan International, Inc.	1.18%
Penske Automotive Group, Inc.	1.18%
Littelfuse, Inc.	1.18%

Holdings by Sector*	% of Investments

Consumer Discretionary	9.09%
Consumer Staples	1.84%
Energy	6.02%
Financials	25.43%
Health Care	10.92%
Industrials	22.30%
Information Technology	10.41%
Materials	9.43%
Utilities	2.71%
Short-Term Investment	1.85%

Total	100.00%

*         A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments

Jacobs Engineering Group, Inc.	1.82%
Nuance Communications, Inc.	1.81%
PerkinElmer, Inc.	1.76%
Reliance Steel & Aluminum Co.	1.67%
Chemtura Corp.	1.67%
Rock-Tenn Co. Class A	1.67%
Raymond James Financial, Inc.	1.63%
Signature Bank	1.56%
TAL International Group, Inc.	1.54%
Comerica, Inc.	1.51%

Holdings by Sector*	% of Investments

Consumer Discretionary	9.98%
Consumer Staples	4.68%
Energy	5.74%
Financials	23.85%
Health Care	8.12%
Industrials	13.14%
Information Technology	16.15%
Materials	12.24%
Utilities	4.89%
Short-Term Investment	1.21%

Total	100.00%

*         A sector may comprise several industries

Item 2:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

	By:	/s/Daria L. Foster

Daria L. Foster
President and Chief Executive Officer

Date: March 27, 2013

By: /s/Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/Daria L. Foster

Daria L. Foster
President and Chief Executive Officer

Date: March 27, 2013

By: /s/Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 27, 2013